Quarterly Holdings Report
for

Fidelity ZERO℠ Total Market Index Fund

July 31, 2020

TMX-QTLY-0920
1.9891459.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	1,270,332	$37,576,421
ATN International, Inc.	1,853	106,788
Bandwidth, Inc. (a)(b)	3,424	495,727
CenturyLink, Inc.	174,904	1,687,824
Cincinnati Bell, Inc. (a)	8,866	133,079
Cogent Communications Group, Inc.	7,226	651,135
Consolidated Communications Holdings, Inc. (a)	12,717	92,834
GCI Liberty, Inc. (a)	16,973	1,330,513
Iridium Communications, Inc. (a)	17,989	492,719
Liberty Global PLC:
Class A (a)	21,078	493,331
Class C (a)	76,847	1,749,038
Liberty Latin America Ltd.:
Class A (a)	9,107	93,620
Class C (a)	18,661	190,902
ORBCOMM, Inc. (a)	16,890	71,107
PDVWireless, Inc. (a)	2,292	99,885
Verizon Communications, Inc.	737,160	42,371,957
Vonage Holdings Corp. (a)(b)	41,095	491,085
		88,127,965
Entertainment - 1.9%
Activision Blizzard, Inc.	137,336	11,348,074
AMC Entertainment Holdings, Inc. Class A (b)	7,046	28,466
Cinemark Holdings, Inc. (b)	19,064	225,527
Electronic Arts, Inc. (a)	51,581	7,304,901
Glu Mobile, Inc. (a)	20,745	195,833
Lions Gate Entertainment Corp.:
Class A (a)(b)	18,789	143,924
Class B (a)	10,193	72,472
Live Nation Entertainment, Inc. (a)	25,147	1,177,131
Madison Square Garden Entertainment Corp. (a)	3,132	221,934
Marcus Corp.	4,001	55,254
Netflix, Inc. (a)	78,436	38,345,792
Roku, Inc. Class A (a)	16,171	2,504,726
Rosetta Stone, Inc. (a)	3,527	94,418
Sciplay Corp. (A Shares) (a)	4,337	63,407
Take-Two Interactive Software, Inc. (a)	20,266	3,324,029
The Madison Square Garden Co. (a)	3,132	481,357
The Walt Disney Co.	322,147	37,671,870
World Wrestling Entertainment, Inc. Class A (b)	8,609	401,265
Zynga, Inc. (a)	168,494	1,656,296
		105,316,676
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	53,294	79,298,807
Class C (a)	52,323	77,592,916
ANGI Homeservices, Inc. Class A (a)(b)	13,640	215,376
CarGurus, Inc. Class A (a)	12,053	348,211
Cars.com, Inc. (a)	11,013	89,426
Eventbrite, Inc. (a)	6,260	53,335
EverQuote, Inc. Class A (a)	1,832	99,752
Facebook, Inc. Class A (a)	428,724	108,754,417
InterActiveCorp (a)	12,931	1,712,323
Liberty TripAdvisor Holdings, Inc. (a)	14,951	37,078
Match Group, Inc. (a)	38,340	3,937,518
MeetMe, Inc. (a)	13,169	82,043
Pinterest, Inc. Class A (a)	21,794	747,316
QuinStreet, Inc. (a)	8,312	97,043
Snap, Inc. Class A (a)	145,637	3,265,182
TripAdvisor, Inc.	18,365	371,524
TrueCar, Inc. (a)	21,207	79,738
Twitter, Inc. (a)	140,043	5,097,565
Yelp, Inc. (a)	10,823	270,359
Zillow Group, Inc.:
Class A (a)	7,790	530,421
Class C (a)(b)	23,699	1,620,775
		284,301,125
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	49,510	1,336,275
AMC Networks, Inc. Class A (a)(b)	7,470	172,557
Cable One, Inc.	934	1,702,271
Cardlytics, Inc. (a)	3,892	258,507
Central European Media Enterprises Ltd. Class A (a)	14,465	57,571
Charter Communications, Inc. Class A (a)	26,819	15,555,020
Clear Channel Outdoor Holdings, Inc. (a)	61,563	56,422
Comcast Corp. Class A	811,629	34,737,721
comScore, Inc. (a)	5,662	16,986
Cumulus Media, Inc. (a)	2,743	10,780
Discovery Communications, Inc.:
Class A (a)(b)	30,004	633,084
Class C (non-vtg.) (a)	54,428	1,031,411
DISH Network Corp. Class A (a)	45,791	1,470,349
E.W. Scripps Co. Class A	10,152	115,530
Entercom Communications Corp. Class A	20,794	29,112
Fox Corp.:
Class A	61,711	1,590,292
Class B	27,556	710,118
Gannett Co., Inc. (b)	18,344	27,149
Gray Television, Inc. (a)	14,444	207,127
Interpublic Group of Companies, Inc.	70,297	1,268,861
John Wiley & Sons, Inc. Class A	8,646	292,494
Liberty Broadband Corp.:
Class A (a)	6,001	810,195
Class C (a)	25,561	3,508,758
Liberty Media Corp.:
Liberty Braves Class A (a)	1,285	24,299
Liberty Braves Class C (a)	6,367	118,745
Liberty Formula One Group Series C (a)	36,721	1,301,392
Liberty Media Class A (a)	4,431	146,622
Liberty SiriusXM Series A (a)	15,281	531,626
Liberty SiriusXM Series C (a)	29,283	1,024,612
Loral Space & Communications Ltd.	1,682	30,562
Meredith Corp. (b)	6,688	96,040
MSG Network, Inc. Class A (a)(b)	8,231	78,441
National CineMedia, Inc.	11,458	28,301
News Corp.:
Class A	61,091	777,078
Class B	29,579	377,428
Nexstar Broadcasting Group, Inc. Class A	8,315	728,810
Omnicom Group, Inc.	38,673	2,077,900
Scholastic Corp.	5,474	130,993
Sinclair Broadcast Group, Inc. Class A (b)	11,794	242,956
Sirius XM Holdings, Inc.	247,069	1,452,766
TechTarget, Inc. (a)	3,766	136,668
Tegna, Inc.	38,344	451,692
The New York Times Co. Class A	25,666	1,184,229
ViacomCBS, Inc. Class B	95,914	2,500,478
WideOpenWest, Inc. (a)	4,114	22,462
		79,062,690
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(b)	7,165	103,534
Gogo, Inc. (a)(b)	7,469	21,735
NII Holdings, Inc. (a)(c)	11,652	25,285
Shenandoah Telecommunications Co.	8,232	413,823
T-Mobile U.S., Inc. (a)	103,841	11,150,447
Telephone & Data Systems, Inc.	16,634	323,032
U.S. Cellular Corp. (a)	2,318	68,775
		12,106,631

TOTAL COMMUNICATION SERVICES		568,915,087

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.2%
Adient PLC (a)	15,761	262,263
American Axle & Manufacturing Holdings, Inc. (a)	20,501	144,737
Aptiv PLC	47,634	3,703,544
Autoliv, Inc. (b)	14,187	922,581
BorgWarner, Inc.	37,772	1,382,455
Cooper Tire & Rubber Co.	8,536	265,128
Cooper-Standard Holding, Inc. (a)	3,251	34,818
Dana, Inc.	25,376	290,048
Delphi Technologies PLC (a)(b)	15,242	228,478
Dorman Products, Inc. (a)	5,124	418,887
Fox Factory Holding Corp. (a)	7,056	627,984
Garrett Motion, Inc. (a)	14,251	83,796
Gentex Corp.	42,729	1,153,256
Gentherm, Inc. (a)	5,510	213,623
LCI Industries	4,664	586,731
Lear Corp.	9,955	1,098,833
Modine Manufacturing Co. (a)	9,448	51,397
Motorcar Parts of America, Inc. (a)(b)	3,862	64,283
Standard Motor Products, Inc.	3,414	155,269
Stoneridge, Inc. (a)(b)	4,983	103,248
Tenneco, Inc. (a)(b)	8,900	65,949
The Goodyear Tire & Rubber Co.	41,417	373,167
Veoneer, Inc. (a)(b)	17,002	170,870
Visteon Corp. (a)	4,800	348,528
Workhorse Group, Inc. (a)(b)	9,211	142,955
		12,892,828
Automobiles - 0.9%
Ford Motor Co.	701,430	4,636,452
General Motors Co.	225,466	5,611,849
Harley-Davidson, Inc.	28,079	730,896
Tesla, Inc. (a)	26,107	37,352,851
Thor Industries, Inc.	10,101	1,151,413
Winnebago Industries, Inc.	5,669	342,464
		49,825,925
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,094	214,653
Funko, Inc. (a)(b)	1,484	8,221
Genuine Parts Co.	25,688	2,315,773
LKQ Corp. (a)	54,099	1,525,051
Pool Corp.	7,056	2,234,635
		6,298,333
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	9,449	324,479
American Public Education, Inc. (a)	2,296	66,837
Bright Horizons Family Solutions, Inc. (a)	10,359	1,110,899
Career Education Corp. (a)	11,846	170,582
Carriage Services, Inc.	3,316	73,317
Chegg, Inc. (a)	21,109	1,709,196
Collectors Universe, Inc.	1,316	50,087
Frontdoor, Inc. (a)	15,145	636,014
Graham Holdings Co.	749	298,379
Grand Canyon Education, Inc. (a)	8,551	758,816
H&R Block, Inc.	35,456	514,112
Houghton Mifflin Harcourt Co. (a)	17,541	51,921
K12, Inc. (a)	7,155	327,627
Laureate Education, Inc. Class A (a)	18,416	233,515
OneSpaWorld Holdings Ltd. (b)	5,731	31,864
Regis Corp. (a)(b)	4,615	35,443
Select Interior Concepts, Inc. (a)	3,725	17,433
Service Corp. International	32,307	1,400,832
ServiceMaster Global Holdings, Inc. (a)	22,964	938,998
Strategic Education, Inc.	3,812	481,113
Weight Watchers International, Inc. (a)	7,835	201,986
		9,433,450
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	43,983	928,921
Biglari Holdings, Inc. (a)	244	15,843
BJ's Restaurants, Inc. (b)	2,924	58,655
Bloomin' Brands, Inc. (b)	15,049	173,364
Boyd Gaming Corp.	14,606	345,724
Brinker International, Inc.	8,566	230,340
Caesars Entertainment, Inc. (a)(b)	27,209	844,839
Carnival Corp. (b)	83,501	1,158,994
Carrols Restaurant Group, Inc. (a)(b)	7,427	45,602
Chipotle Mexican Grill, Inc. (a)	4,555	5,261,754
Choice Hotels International, Inc.	5,374	451,631
Churchill Downs, Inc.	6,324	876,000
Chuy's Holdings, Inc. (a)	3,211	51,087
Cracker Barrel Old Country Store, Inc.	4,467	493,469
Darden Restaurants, Inc.	23,046	1,749,191
Dave & Buster's Entertainment, Inc. (b)	8,921	110,085
Del Taco Restaurants, Inc. (a)	4,180	31,977
Denny's Corp. (a)	10,136	90,058
Dine Brands Global, Inc.	2,893	131,429
Domino's Pizza, Inc.	7,024	2,715,549
Drive Shack, Inc. (a)	6,979	12,492
Dunkin' Brands Group, Inc.	14,595	1,003,114
El Pollo Loco Holdings, Inc. (a)(b)	2,759	54,518
Everi Holdings, Inc. (a)	14,566	82,735
Extended Stay America, Inc. unit	31,946	364,504
Fiesta Restaurant Group, Inc. (a)	3,604	23,354
Golden Entertainment, Inc. (a)	3,534	30,216
Hilton Grand Vacations, Inc. (a)	14,410	292,523
Hilton Worldwide Holdings, Inc.	49,448	3,711,072
Hyatt Hotels Corp. Class A	6,179	296,592
Jack in the Box, Inc.	4,215	346,094
Las Vegas Sands Corp.	59,993	2,618,095
Lindblad Expeditions Holdings (a)	4,382	31,770
Marriott International, Inc. Class A	47,684	3,997,111
Marriott Vacations Worldwide Corp.	6,727	569,508
McDonald's Corp.	132,479	25,738,020
MGM Mirage, Inc.	89,486	1,439,830
Monarch Casino & Resort, Inc. (a)	2,101	76,035
Noodles & Co. (a)	4,940	34,333
Norwegian Cruise Line Holdings Ltd. (a)(b)	49,510	675,316
Papa John's International, Inc.	3,981	376,881
Penn National Gaming, Inc. (a)	23,261	787,385
Planet Fitness, Inc. (a)	14,262	744,476
Playa Hotels & Resorts NV (a)(b)	9,923	36,020
PlayAGS, Inc. (a)	2,621	8,859
Red Robin Gourmet Burgers, Inc. (a)(b)	1,705	14,902
Red Rock Resorts, Inc.	12,363	135,498
Royal Caribbean Cruises Ltd. (b)	30,672	1,494,033
Ruth's Hospitality Group, Inc.	5,137	34,392
Scientific Games Corp. Class A (a)(b)	8,996	158,060
SeaWorld Entertainment, Inc. (a)	6,807	98,497
Shake Shack, Inc. Class A (a)(b)	6,906	335,286
Six Flags Entertainment Corp.	13,204	229,618
Starbucks Corp.	208,513	15,957,500
Texas Roadhouse, Inc. Class A	11,864	666,638
The Cheesecake Factory, Inc. (b)	7,029	168,696
Twin River Worldwide Holdings, Inc.	3,868	83,394
Vail Resorts, Inc.	7,202	1,383,000
Wendy's Co.	32,875	762,043
Wingstop, Inc.	5,427	847,969
Wyndham Destinations, Inc.	16,022	426,185
Wyndham Hotels & Resorts, Inc.	16,362	722,546
Wynn Resorts Ltd.	17,537	1,270,205
Yum! Brands, Inc.	53,771	4,895,850
		88,799,677
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	5,100	57,069
Cavco Industries, Inc. (a)	1,455	291,480
Century Communities, Inc. (a)	4,857	173,006
D.R. Horton, Inc.	58,887	3,895,964
Ethan Allen Interiors, Inc.	3,712	43,950
Garmin Ltd.	26,173	2,580,396
GoPro, Inc. Class A (a)	19,382	102,531
Helen of Troy Ltd. (a)	4,508	848,631
Hooker Furniture Corp.	1,528	32,699
Installed Building Products, Inc. (a)	3,669	290,255
iRobot Corp. (a)(b)	4,892	355,599
KB Home	15,379	517,350
La-Z-Boy, Inc.	8,391	238,808
Leggett & Platt, Inc.	24,159	968,534
Lennar Corp.:
Class A	46,416	3,358,198
Class B	5,742	309,322
LGI Homes, Inc. (a)	4,021	458,836
Lovesac (a)(b)	1,791	56,918
M.D.C. Holdings, Inc.	8,874	397,821
M/I Homes, Inc. (a)	4,610	191,914
Meritage Homes Corp. (a)	6,132	608,172
Mohawk Industries, Inc. (a)	10,601	846,490
Newell Brands, Inc.	66,367	1,088,419
NVR, Inc. (a)	619	2,432,763
PulteGroup, Inc.	44,778	1,952,321
Skyline Champion Corp. (a)	8,425	237,838
Sonos, Inc. (a)	10,946	175,136
Taylor Morrison Home Corp. (a)	23,843	559,118
Tempur Sealy International, Inc. (a)	8,029	649,948
Toll Brothers, Inc.	20,308	775,766
TopBuild Corp. (a)	6,248	824,236
TRI Pointe Homes, Inc. (a)	24,470	409,138
Tupperware Brands Corp. (b)	8,458	130,507
Turtle Beach Corp. (a)(b)	3,056	56,047
Universal Electronics, Inc. (a)	2,368	109,094
Whirlpool Corp.	11,304	1,843,908
Zagg, Inc. (a)(b)	5,004	14,261
		27,882,443
Internet & Direct Marketing Retail - 4.7%
1-800-FLOWERS.com, Inc. Class A (a)	5,023	141,900
Amazon.com, Inc. (a)	74,682	236,344,632
Chewy, Inc. (a)(b)	9,496	498,445
Duluth Holdings, Inc. (a)(b)	973	7,190
eBay, Inc.	117,410	6,490,425
Etsy, Inc. (a)	21,076	2,494,977
Expedia, Inc.	24,086	1,951,207
Groupon, Inc. (a)(b)	4,161	63,871
GrubHub, Inc. (a)	16,374	1,182,858
Lands' End, Inc. (a)(b)	2,645	22,800
Liberty Interactive Corp. QVC Group Series A (a)	69,028	753,095
Overstock.com, Inc. (a)	5,812	439,329
PetMed Express, Inc.	3,843	119,902
Quotient Technology, Inc. (a)	13,769	110,290
Revolve Group, Inc. (a)(b)	2,394	39,190
Shutterstock, Inc.	3,270	177,692
Stamps.com, Inc. (a)	2,837	738,414
Stitch Fix, Inc. (a)(b)	4,275	94,691
The Booking Holdings, Inc. (a)	7,318	12,163,467
The RealReal, Inc. (a)(b)	2,730	37,237
The Rubicon Project, Inc. (a)	15,189	91,210
Wayfair LLC Class A (a)(b)	12,134	3,228,736
		267,191,558
Leisure Products - 0.1%
Acushnet Holdings Corp.	6,118	232,790
Brunswick Corp.	14,717	985,745
Callaway Golf Co.	18,118	345,148
Clarus Corp.	4,885	58,522
Hasbro, Inc.	22,398	1,629,678
Johnson Outdoors, Inc. Class A	1,040	91,062
Malibu Boats, Inc. Class A (a)	3,330	195,737
Mattel, Inc. (a)	60,281	669,722
MCBC Holdings, Inc. (a)(b)	3,839	79,467
Polaris, Inc.	10,219	1,058,995
Smith & Wesson Brands, Inc. (a)	9,483	226,549
Sturm, Ruger & Co., Inc.	3,185	259,163
Vista Outdoor, Inc. (a)	9,989	171,311
YETI Holdings, Inc. (a)(b)	12,093	591,227
		6,595,116
Multiline Retail - 0.5%
Big Lots, Inc. (b)	6,670	262,398
Dillard's, Inc. Class A (b)	1,682	39,611
Dollar General Corp.	44,870	8,543,248
Dollar Tree, Inc. (a)	42,195	3,938,903
Kohl's Corp.	27,249	518,821
Macy's, Inc. (b)	52,919	320,689
Nordstrom, Inc. (b)	19,436	266,079
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	9,900	1,040,490
Target Corp.	89,033	11,207,474
		26,137,713
Specialty Retail - 2.3%
Aaron's, Inc. Class A	11,561	603,253
Abercrombie & Fitch Co. Class A (b)	10,833	104,322
Advance Auto Parts, Inc.	12,387	1,859,784
America's Car Mart, Inc. (a)	1,048	99,728
American Eagle Outfitters, Inc. (b)	27,445	274,450
Asbury Automotive Group, Inc. (a)	3,260	326,489
At Home Group, Inc. (a)(b)	8,348	103,682
AutoNation, Inc. (a)	10,139	520,536
AutoZone, Inc. (a)	4,167	5,031,319
Barnes & Noble Education, Inc. (a)(b)	4,975	10,547
Bed Bath & Beyond, Inc. (b)	21,901	236,969
Best Buy Co., Inc.	40,259	4,009,394
Boot Barn Holdings, Inc. (a)(b)	4,702	91,031
Burlington Stores, Inc. (a)	11,791	2,216,708
Caleres, Inc.	7,005	44,202
Camping World Holdings, Inc.	5,784	211,810
CarMax, Inc. (a)	29,128	2,824,542
Carvana Co. Class A (a)(b)	9,771	1,514,016
Chico's FAS, Inc. (b)	22,906	29,091
Citi Trends, Inc.	1,910	32,890
Conn's, Inc. (a)	3,203	31,902
Dick's Sporting Goods, Inc.	12,011	547,942
DSW, Inc. Class A	9,554	56,464
Express, Inc. (a)(b)	11,382	11,496
Five Below, Inc. (a)	9,718	1,058,387
Floor & Decor Holdings, Inc. Class A (a)	13,143	866,124
Foot Locker, Inc.	19,308	567,462
GameStop Corp. Class A (a)(b)	13,831	55,462
Gap, Inc.	39,520	528,382
Genesco, Inc. (a)	3,464	53,865
Group 1 Automotive, Inc.	2,951	247,943
Guess?, Inc. (b)	7,259	75,058
Haverty Furniture Companies, Inc.	2,853	40,570
Hibbett Sports, Inc. (a)	3,101	71,912
L Brands, Inc.	41,559	1,014,455
Lithia Motors, Inc. Class A (sub. vtg.)	4,168	955,097
Lowe's Companies, Inc.	134,545	20,035,096
Lumber Liquidators Holdings, Inc. (a)(b)	5,745	128,228
MarineMax, Inc. (a)	3,142	87,159
Michaels Companies, Inc. (a)(b)	13,747	98,703
Monro, Inc.	6,299	354,634
Murphy U.S.A., Inc. (a)	5,038	667,082
National Vision Holdings, Inc. (a)(b)	14,220	454,898
O'Reilly Automotive, Inc. (a)	13,242	6,321,466
Party City Holdco, Inc. (a)(b)	6,836	11,211
Penske Automotive Group, Inc. (b)	6,046	270,982
Rent-A-Center, Inc. (b)	8,290	239,747
RH (a)(b)	3,014	866,314
Ross Stores, Inc.	63,206	5,667,682
Sally Beauty Holdings, Inc. (a)	21,098	244,948
Shoe Carnival, Inc.	1,689	41,465
Signet Jewelers Ltd.	8,474	91,011
Sleep Number Corp. (a)(b)	4,849	225,479
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	3,804	145,008
Sportsman's Warehouse Holdings, Inc. (a)	6,001	96,556
Tailored Brands, Inc. (b)	5,812	1,762
The Buckle, Inc. (b)	5,000	80,150
The Cato Corp. Class A (sub. vtg.)	3,559	25,589
The Children's Place Retail Stores, Inc. (b)	2,517	61,440
The Home Depot, Inc.	191,613	50,871,335
The ODP Corp.	10,081	222,488
Tiffany & Co., Inc.	19,518	2,446,776
Tilly's, Inc.	3,899	23,433
TJX Companies, Inc.	214,097	11,130,903
Tractor Supply Co.	20,552	2,933,592
Ulta Beauty, Inc. (a)	10,153	1,959,427
Urban Outfitters, Inc. (a)	12,311	203,624
Williams-Sonoma, Inc. (b)	13,658	1,189,885
Winmark Corp.	382	60,730
Zumiez, Inc. (a)	3,200	73,920
		133,660,007
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	26,083	390,723
Carter's, Inc.	7,866	619,212
Columbia Sportswear Co.	4,906	372,071
Crocs, Inc. (a)	12,393	445,404
Deckers Outdoor Corp. (a)	4,929	1,031,393
Fossil Group, Inc. (a)(b)	7,804	25,831
G-III Apparel Group Ltd. (a)(b)	7,777	76,915
Hanesbrands, Inc.	64,089	905,578
Kontoor Brands, Inc.	8,463	162,151
Levi Strauss & Co. Class A (b)	6,897	83,868
lululemon athletica, Inc. (a)	20,298	6,608,826
Movado Group, Inc. (b)	2,254	21,729
NIKE, Inc. Class B	221,053	21,576,983
Oxford Industries, Inc.	2,913	125,084
PVH Corp.	12,485	607,520
Ralph Lauren Corp.	8,643	616,246
Rocky Brands, Inc.	723	16,448
Samsonite International SA (d)	249,900	233,768
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	24,973	731,209
Steven Madden Ltd.	13,212	279,830
Tapestry, Inc.	48,469	647,546
Under Armour, Inc.:
Class A (sub. vtg.) (a)	37,987	399,623
Class C (non-vtg.) (a)	31,972	303,414
Unifi, Inc. (a)	2,929	35,031
Vera Bradley, Inc. (a)	2,235	9,800
VF Corp.	56,554	3,413,599
Wolverine World Wide, Inc.	14,812	356,080
		40,095,882

TOTAL CONSUMER DISCRETIONARY		668,812,932

CONSUMER STAPLES - 6.3%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	1,753	1,420,701
Brown-Forman Corp. Class B (non-vtg.)	32,457	2,250,568
Coca-Cola Bottling Co. Consolidated	845	193,978
Constellation Brands, Inc. Class A (sub. vtg.)	29,907	5,329,427
Craft Brew Alliance, Inc. (a)(b)	2,911	43,112
Keurig Dr. Pepper, Inc.	59,668	1,825,244
MGP Ingredients, Inc.	2,758	100,033
Molson Coors Beverage Co. Class B	33,087	1,241,424
Monster Beverage Corp. (a)	66,646	5,230,378
National Beverage Corp. (a)(b)	2,078	133,304
New Age Beverages Corp. (a)(b)	14,901	33,825
PepsiCo, Inc.	247,234	34,034,232
The Coca-Cola Co.	689,373	32,565,981
		84,402,207
Food & Staples Retailing - 1.4%
Andersons, Inc.	6,149	87,439
BJ's Wholesale Club Holdings, Inc. (a)	21,693	868,805
Casey's General Stores, Inc.	6,502	1,035,053
Chefs' Warehouse Holdings (a)	4,388	50,594
Costco Wholesale Corp.	78,629	25,596,098
Grocery Outlet Holding Corp. (a)	11,201	492,732
Ingles Markets, Inc. Class A	2,688	108,192
Kroger Co.	139,791	4,863,329
Performance Food Group Co. (a)	23,308	653,090
PriceSmart, Inc.	3,753	245,334
Rite Aid Corp. (a)(b)	9,714	147,264
SpartanNash Co.	7,017	147,532
Sprouts Farmers Market LLC (a)	21,103	556,697
Sysco Corp.	90,195	4,766,806
U.S. Foods Holding Corp. (a)	38,450	780,535
United Natural Foods, Inc. (a)(b)	9,507	188,714
Walgreens Boots Alliance, Inc.	130,955	5,331,178
Walmart, Inc.	252,213	32,636,362
Weis Markets, Inc.	3,116	155,239
		78,710,993
Food Products - 1.1%
Archer Daniels Midland Co.	98,948	4,237,943
B&G Foods, Inc. Class A (b)	10,855	313,818
Beyond Meat, Inc. (a)(b)	1,892	238,203
Bunge Ltd.	25,420	1,104,245
Cal-Maine Foods, Inc. (a)	5,544	243,631
Calavo Growers, Inc. (b)	2,944	170,075
Campbell Soup Co.	29,782	1,476,294
Conagra Brands, Inc.	86,493	3,239,163
Darling Ingredients, Inc. (a)	28,598	798,742
Farmer Brothers Co. (a)	2,389	11,897
Flowers Foods, Inc. (b)	33,886	770,907
Fresh Del Monte Produce, Inc.	5,611	126,696
Freshpet, Inc. (a)	6,102	586,097
General Mills, Inc.	108,100	6,839,487
Hormel Foods Corp.	50,145	2,550,375
Hostess Brands, Inc. Class A (a)	20,368	258,266
Ingredion, Inc.	11,900	1,029,350
J&J Snack Foods Corp.	2,568	316,198
John B. Sanfilippo & Son, Inc.	1,486	131,021
Kellogg Co.	44,779	3,089,303
Lamb Weston Holdings, Inc.	25,961	1,559,737
Lancaster Colony Corp.	3,425	543,171
Landec Corp. (a)	5,197	49,060
McCormick & Co., Inc. (non-vtg.)	21,968	4,281,563
Mondelez International, Inc.	254,416	14,117,544
Pilgrim's Pride Corp. (a)	8,803	135,126
Post Holdings, Inc. (a)	11,341	1,006,400
Sanderson Farms, Inc.	3,596	400,936
Seaboard Corp.	47	127,053
The Hain Celestial Group, Inc. (a)	14,534	493,865
The Hershey Co.	26,132	3,799,854
The J.M. Smucker Co.	20,292	2,218,930
The Kraft Heinz Co.	110,977	3,815,389
The Simply Good Foods Co. (a)	13,893	333,988
Tootsie Roll Industries, Inc. (b)	2,684	85,083
TreeHouse Foods, Inc. (a)	10,007	438,507
Tyson Foods, Inc. Class A	52,662	3,236,080
		64,173,997
Household Products - 1.6%
Central Garden & Pet Co. (a)	2,882	109,113
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,037	209,182
Church & Dwight Co., Inc.	44,060	4,244,300
Clorox Co.	22,303	5,274,883
Colgate-Palmolive Co.	152,572	11,778,558
Energizer Holdings, Inc.	11,227	562,810
Kimberly-Clark Corp.	60,602	9,213,928
Procter & Gamble Co.	441,028	57,827,591
Spectrum Brands Holdings, Inc.	7,863	425,860
WD-40 Co.	2,470	485,479
		90,131,704
Personal Products - 0.2%
Coty, Inc. Class A	52,730	195,628
Edgewell Personal Care Co. (a)	9,207	275,197
elf Beauty, Inc. (a)(b)	3,861	68,957
Estee Lauder Companies, Inc. Class A	40,019	7,905,353
Herbalife Nutrition Ltd. (a)	16,849	863,343
Inter Parfums, Inc.	3,119	127,536
LifeVantage Corp. (a)	2,088	26,810
MediFast, Inc.	2,016	336,934
Nu Skin Enterprises, Inc. Class A	9,215	413,293
USANA Health Sciences, Inc. (a)	2,279	185,009
		10,398,060
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	11,725	9,290
Altria Group, Inc.	331,654	13,647,562
Philip Morris International, Inc.	277,696	21,329,830
Turning Point Brands, Inc.	2,901	95,385
Universal Corp.	4,034	170,073
Vector Group Ltd.	21,541	189,992
		35,442,132

TOTAL CONSUMER STAPLES		363,259,093

ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Archrock, Inc.	23,576	157,016
Baker Hughes Co. Class A	116,368	1,802,540
Cactus, Inc.	8,264	186,932
Championx Corp. (a)	32,945	313,307
Core Laboratories NV	7,493	159,826
DMC Global, Inc. (b)	2,388	70,159
Dril-Quip, Inc. (a)	6,288	209,328
Exterran Corp. (a)	4,471	22,221
Forum Energy Technologies, Inc. (a)	9,364	4,688
Frank's International NV (a)	19,718	44,957
Halliburton Co.	158,366	2,269,385
Helix Energy Solutions Group, Inc. (a)	23,723	99,399
Helmerich & Payne, Inc.	19,584	349,183
Liberty Oilfield Services, Inc. Class A (b)	9,279	52,426
Matrix Service Co. (a)	3,738	32,726
Nabors Industries Ltd.	1,011	42,877
National Oilwell Varco, Inc.	70,125	807,139
Newpark Resources, Inc. (a)	15,494	29,284
Nextier Oilfield Solutions, Inc. (a)	27,012	68,070
Noble Corp. (a)(b)	32,969	6,759
Oceaneering International, Inc. (a)	16,772	94,259
Oil States International, Inc. (a)	9,983	44,724
Patterson-UTI Energy, Inc.	33,351	129,235
ProPetro Holding Corp. (a)	15,383	82,607
RPC, Inc. (a)(b)	7,684	22,821
Schlumberger Ltd.	247,975	4,498,267
SEACOR Holdings, Inc. (a)	3,186	92,649
Select Energy Services, Inc. Class A (a)	8,538	37,909
Solaris Oilfield Infrastructure, Inc. Class A	4,008	29,098
TechnipFMC PLC	78,579	630,989
Tidewater, Inc. (a)	6,950	43,229
Transocean Ltd. (United States) (a)(b)	97,622	199,149
U.S. Silica Holdings, Inc. (b)	13,169	46,487
Valaris PLC Class A (a)(b)	33,615	13,180
		12,692,825
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp. (a)(b)	36,533	108,138
Apache Corp.	66,879	1,026,593
Arch Resources, Inc.	2,640	81,893
Ardmore Shipping Corp.	5,836	23,986
Berry Petroleum Corp.	7,317	34,426
Bonanza Creek Energy, Inc. (a)	3,685	67,030
Brigham Minerals, Inc. Class A	4,949	54,835
Cabot Oil & Gas Corp.	72,176	1,349,691
Callon Petroleum Co. (a)	64,459	73,483
Centennial Resource Development, Inc. Class A (a)	31,052	24,447
Cheniere Energy, Inc. (a)	41,003	2,028,828
Chevron Corp.	333,293	27,976,614
Cimarex Energy Co.	18,467	451,703
Clean Energy Fuels Corp. (a)	23,454	55,821
CNX Resources Corp. (a)	33,128	319,685
Concho Resources, Inc.	35,133	1,845,888
ConocoPhillips Co.	191,314	7,153,230
CONSOL Energy, Inc. (a)(b)	3,365	19,786
Continental Resources, Inc. (b)	14,453	249,892
CVR Energy, Inc.	4,602	88,358
Delek U.S. Holdings, Inc.	13,508	236,120
Devon Energy Corp.	67,949	712,785
Diamond S Shipping, Inc. (a)(b)	3,925	34,462
Diamondback Energy, Inc.	28,628	1,141,112
EOG Resources, Inc.	103,756	4,860,969
EQT Corp.	45,492	660,544
Equitrans Midstream Corp.	74,110	715,162
Exxon Mobil Corp.	755,214	31,779,405
Falcon Minerals Corp.	7,388	18,544
Green Plains, Inc. (a)(b)	7,251	93,755
Gulfport Energy Corp. (a)(b)	20,476	20,681
Hess Corp.	46,288	2,277,832
Highpoint Resources, Inc. (a)(b)	13,742	4,966
HollyFrontier Corp.	27,385	753,088
International Seaways, Inc.	4,613	79,667
Kinder Morgan, Inc.	344,162	4,852,684
Kosmos Energy Ltd.	61,157	98,463
Laredo Petroleum, Inc. (a)	891	13,508
Magnolia Oil & Gas Corp. Class A (a)	17,223	102,994
Marathon Oil Corp.	143,058	785,388
Marathon Petroleum Corp.	115,761	4,422,070
Matador Resources Co. (a)(b)	19,811	171,959
Murphy Oil Corp.	27,108	358,097
National Energy Services Reunited Corp. (a)	5,313	35,544
Noble Energy, Inc.	85,586	855,004
Northern Oil & Gas, Inc. (a)	40,125	32,160
Oasis Petroleum, Inc. (a)(b)	46,885	30,006
Occidental Petroleum Corp.	159,768	2,514,748
Occidental Petroleum Corp. warrants 8/3/27 (a)	19,971	111,838
ONEOK, Inc.	78,175	2,181,864
Ovintiv, Inc. (b)	46,570	451,263
Par Pacific Holdings, Inc. (a)	6,099	45,194
Parsley Energy, Inc. Class A	55,924	614,046
PBF Energy, Inc. Class A	17,219	149,461
PDC Energy, Inc. (a)	16,408	233,978
Peabody Energy Corp.	12,475	38,922
Penn Virginia Corp. (a)(b)	1,501	14,875
Phillips 66 Co.	77,802	4,825,280
Pioneer Natural Resources Co.	29,640	2,872,709
QEP Resources, Inc.	38,680	56,860
Range Resources Corp. (b)	37,695	243,510
Renewable Energy Group, Inc. (a)	6,847	188,840
Rex American Resources Corp. (a)	842	57,382
Ring Energy, Inc. (a)(b)	7,566	8,323
SM Energy Co.	16,257	47,958
Southwestern Energy Co. (a)(b)	97,097	235,946
Talos Energy, Inc. (a)(b)	3,657	24,904
Targa Resources Corp.	40,787	745,586
Teekay Corp. (a)(b)	9,468	22,534
Teekay Tankers Ltd. (a)(b)	4,281	64,087
Tellurian, Inc. (a)(b)	14,238	12,697
The Williams Companies, Inc.	215,224	4,117,235
Valero Energy Corp.	72,383	4,070,096
W&T Offshore, Inc. (a)(b)	16,467	37,215
World Fuel Services Corp.	12,032	283,113
WPX Energy, Inc. (a)	74,908	447,201
		122,898,961

TOTAL ENERGY		135,591,786

FINANCIALS - 10.3%
Banks - 3.6%
1st Source Corp.	2,566	84,986
Allegiance Bancshares, Inc.	3,241	79,048
Amalgamated Bank	2,742	31,670
Ameris Bancorp	11,052	255,025
Associated Banc-Corp.	27,200	349,248
Atlantic Capital Bancshares, Inc. (a)	2,798	27,980
Banc of California, Inc.	8,391	89,952
BancFirst Corp.	3,132	136,430
Bancorp, Inc., Delaware (a)	7,734	72,932
BancorpSouth Bank	17,885	374,333
Bank of America Corp.	1,392,867	34,654,531
Bank of Hawaii Corp.	7,571	428,746
Bank OZK	22,112	531,794
BankUnited, Inc.	17,805	358,593
Banner Corp.	7,537	267,036
Berkshire Hills Bancorp, Inc.	7,734	77,031
BOK Financial Corp.	5,360	298,552
Boston Private Financial Holdings, Inc.	13,728	80,789
Bridge Bancorp, Inc.	3,251	58,811
Brookline Bancorp, Inc., Delaware	13,899	133,361
Bryn Mawr Bank Corp.	3,503	91,218
Byline Bancorp, Inc. (b)	4,256	55,158
Cadence Bancorp Class A	21,652	169,102
Camden National Corp.	2,667	84,517
Carter Bank & Trust	4,224	29,779
Cathay General Bancorp	12,872	311,245
Central Pacific Financial Corp.	4,257	66,239
CIT Group, Inc.	18,584	352,538
Citigroup, Inc.	371,896	18,598,519
Citizens Financial Group, Inc.	76,537	1,898,883
City Holding Co.	2,886	180,260
Columbia Banking Systems, Inc.	12,270	354,971
Comerica, Inc.	25,790	993,431
Commerce Bancshares, Inc.	18,363	1,051,465
Community Bank System, Inc.	9,367	526,706
Community Trust Bancorp, Inc.	3,056	93,544
ConnectOne Bancorp, Inc.	5,765	79,499
Cullen/Frost Bankers, Inc.	10,288	741,353
Customers Bancorp, Inc. (a)	4,074	48,277
CVB Financial Corp.	24,580	444,161
Eagle Bancorp, Inc.	5,304	159,544
East West Bancorp, Inc.	25,084	869,411
Enterprise Financial Services Corp.	4,510	131,061
Equity Bancshares, Inc. (a)	2,737	38,701
FB Financial Corp.	3,116	79,178
Fifth Third Bancorp	127,300	2,528,178
First Bancorp, North Carolina	5,167	106,750
First Bancorp, Puerto Rico	38,755	210,827
First Bancshares, Inc.	3,218	64,070
First Busey Corp.	8,518	145,658
First Citizens Bancshares, Inc.	1,470	626,029
First Commonwealth Financial Corp.	17,867	140,613
First Financial Bancorp, Ohio	17,291	240,604
First Financial Bankshares, Inc. (b)	24,604	736,152
First Financial Corp., Indiana	2,595	86,751
First Foundation, Inc.	6,875	105,669
First Hawaiian, Inc.	22,015	382,621
First Horizon National Corp.	100,236	929,188
First Interstate Bancsystem, Inc.	6,139	178,706
First Merchants Corp.	9,373	228,982
First Midwest Bancorp, Inc., Delaware	21,248	257,844
First Republic Bank	30,295	3,407,582
Flushing Financial Corp.	3,723	41,251
FNB Corp., Pennsylvania	59,615	441,747
Franklin Financial Network, Inc.	1,997	52,721
Fulton Financial Corp.	27,957	271,183
German American Bancorp, Inc.	4,264	121,268
Glacier Bancorp, Inc.	16,246	573,646
Great Southern Bancorp, Inc.	1,602	57,784
Great Western Bancorp, Inc.	9,714	126,282
Hancock Whitney Corp.	14,635	278,943
Hanmi Financial Corp.	6,270	57,872
HarborOne Bancorp, Inc.	9,045	78,330
Heartland Financial U.S.A., Inc.	5,525	172,601
Heritage Commerce Corp.	10,550	71,529
Heritage Financial Corp., Washington	6,643	125,652
Hilltop Holdings, Inc.	13,045	253,986
Home Bancshares, Inc.	26,489	432,565
Hope Bancorp, Inc.	20,005	168,642
Horizon Bancorp, Inc. Indiana	6,540	66,119
Huntington Bancshares, Inc.	181,038	1,678,222
Independent Bank Corp.	2,868	40,052
Independent Bank Corp., Massachusetts	5,840	376,797
Independent Bank Group, Inc.	6,544	287,478
International Bancshares Corp.	10,360	315,151
Investors Bancorp, Inc.	34,024	276,275
JPMorgan Chase & Co.	543,254	52,500,067
KeyCorp	176,542	2,120,269
Lakeland Bancorp, Inc.	8,600	87,548
Lakeland Financial Corp.	4,435	196,293
Live Oak Bancshares, Inc.	4,569	77,719
M&T Bank Corp.	22,782	2,413,753
Mercantil Bank Holding Corp. Class A (a)(b)	4,231	56,484
Mercantile Bank Corp.	2,098	44,666
Midland States Bancorp, Inc.	2,936	41,368
MidWestOne Financial Group, Inc.	2,030	36,702
National Bank Holdings Corp.	5,377	149,373
NBT Bancorp, Inc.	8,512	253,572
Nicolet Bankshares, Inc. (a)	1,603	89,800
OceanFirst Financial Corp.	10,048	153,935
OFG Bancorp	8,854	115,810
Old National Bancorp, Indiana	28,616	400,338
Origin Bancorp, Inc.	3,528	83,755
Pacific Premier Bancorp, Inc.	15,440	324,394
PacWest Bancorp	20,337	371,659
Park National Corp.	2,347	201,279
Peapack-Gladstone Financial Corp.	3,045	49,573
Peoples Bancorp, Inc.	2,554	51,259
Peoples United Financial, Inc.	78,573	847,803
Pinnacle Financial Partners, Inc.	13,784	546,122
PNC Financial Services Group, Inc.	75,534	8,057,212
Popular, Inc.	16,249	603,000
Preferred Bank, Los Angeles	2,381	88,692
Prosperity Bancshares, Inc.	16,718	928,852
QCR Holdings, Inc.	2,173	64,929
Regions Financial Corp.	169,232	1,837,860
Renasant Corp.	9,695	225,215
S&T Bancorp, Inc.	6,793	146,050
Sandy Spring Bancorp, Inc.	10,638	245,951
Seacoast Banking Corp., Florida (a)	8,411	158,800
ServisFirst Bancshares, Inc.	7,897	288,951
Signature Bank	9,559	980,084
Simmons First National Corp. Class A	19,312	320,386
South State Corp.	13,272	632,544
Southside Bancshares, Inc.	5,454	151,076
Sterling Bancorp	37,281	419,411
Stock Yards Bancorp, Inc.	3,702	144,711
SVB Financial Group (a)	9,205	2,064,405
Synovus Financial Corp.	27,561	555,354
TCF Financial Corp.	27,812	764,552
Texas Capital Bancshares, Inc. (a)	8,607	285,925
Tompkins Financial Corp.	2,127	137,255
TowneBank	10,847	191,341
Trico Bancshares	4,604	128,912
TriState Capital Holdings, Inc. (a)	4,822	63,892
Triumph Bancorp, Inc. (a)	4,045	105,979
Truist Financial Corp.	240,107	8,994,408
Trustmark Corp.	11,440	257,629
U.S. Bancorp	243,909	8,985,608
UMB Financial Corp.	7,323	364,685
Umpqua Holdings Corp.	37,380	405,573
Union Bankshares Corp.	13,662	308,351
United Bankshares, Inc., West Virginia	21,858	575,303
United Community Bank, Inc.	15,733	282,093
Univest Corp. of Pennsylvania	4,666	71,343
Valley National Bancorp	74,504	556,545
Veritex Holdings, Inc.	8,026	134,195
Washington Trust Bancorp, Inc.	2,124	70,814
Webster Financial Corp.	16,168	440,901
Wells Fargo & Co.	666,451	16,168,101
WesBanco, Inc.	11,153	221,164
Westamerica Bancorp.	4,689	283,028
Western Alliance Bancorp.	17,428	626,537
Wintrust Financial Corp.	10,973	469,644
Zions Bancorp NA	30,269	982,834
		203,585,564
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	8,336	573,433
Ameriprise Financial, Inc.	21,697	3,333,310
Artisan Partners Asset Management, Inc.	10,959	397,045
Assetmark Financial Holdings, Inc. (a)	2,192	61,047
B. Riley Financial, Inc.	2,449	62,474
Bank of New York Mellon Corp.	144,484	5,179,751
BGC Partners, Inc. Class A	47,721	132,187
BlackRock, Inc. Class A	27,486	15,804,725
Blucora, Inc. (a)	8,161	96,218
BrightSphere Investment Group, Inc.	11,750	157,920
Cboe Global Markets, Inc.	19,453	1,706,028
Charles Schwab Corp.	204,852	6,790,844
CME Group, Inc.	63,930	10,623,887
Cohen & Steers, Inc.	3,833	230,670
Cowen Group, Inc. Class A	3,849	63,393
Diamond Hill Investment Group, Inc.	470	53,594
Donnelley Financial Solutions, Inc. (a)	5,701	49,314
E*TRADE Financial Corp.	39,314	1,995,972
Eaton Vance Corp. (non-vtg.)	20,648	746,219
Evercore, Inc. Class A	7,933	438,695
FactSet Research Systems, Inc.	6,792	2,352,070
Federated Hermes, Inc. Class B (non-vtg.)	17,542	462,407
Focus Financial Partners, Inc. Class A (a)	5,230	193,249
Franklin Resources, Inc.	49,569	1,043,427
Goldman Sachs Group, Inc.	54,981	10,884,039
Greenhill & Co., Inc.	2,228	26,691
Hamilton Lane, Inc. Class A	5,374	388,218
Houlihan Lokey	9,086	497,913
Interactive Brokers Group, Inc.	13,761	682,546
Intercontinental Exchange, Inc.	97,455	9,431,695
INTL FCStone, Inc. (a)	2,724	142,956
Invesco Ltd.	68,771	690,461
Janus Henderson Group PLC	27,008	564,197
Lazard Ltd. Class A	19,602	574,731
Legg Mason, Inc.	14,609	730,304
LPL Financial	13,907	1,098,931
MarketAxess Holdings, Inc.	6,744	3,484,625
Moelis & Co. Class A	10,058	299,628
Moody's Corp.	28,674	8,065,996
Morgan Stanley	212,852	10,404,206
Morningstar, Inc.	3,640	611,666
MSCI, Inc.	15,098	5,676,546
Northern Trust Corp.	36,892	2,890,488
Och-Ziff Capital Management Group LLC Class A	2,955	36,731
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,424	30,175
Piper Jaffray Companies	2,746	170,005
PJT Partners, Inc.	3,437	183,983
Raymond James Financial, Inc.	21,849	1,518,069
S&P Global, Inc.	42,894	15,023,624
SEI Investments Co.	22,628	1,184,123
State Street Corp.	62,394	3,980,113
Stifel Financial Corp.	12,718	616,569
T. Rowe Price Group, Inc.	40,625	5,610,313
TD Ameritrade Holding Corp.	46,947	1,684,928
The Blackstone Group LP	119,478	6,365,788
The NASDAQ OMX Group, Inc.	20,303	2,665,987
Tradeweb Markets, Inc. Class A	14,035	758,872
Victory Capital Holdings, Inc. (b)	2,735	48,546
Virtu Financial, Inc. Class A	12,786	317,093
Virtus Investment Partners, Inc.	1,254	170,444
Waddell & Reed Financial, Inc. Class A	12,337	179,997
WisdomTree Investments, Inc.	22,032	79,315
		150,318,391
Consumer Finance - 0.5%
Ally Financial, Inc.	65,555	1,317,656
American Express Co.	117,626	10,976,858
Capital One Financial Corp.	81,453	5,196,701
Credit Acceptance Corp. (a)(b)	2,352	1,100,595
CURO Group Holdings Corp.	1,320	9,227
Discover Financial Services	54,814	2,709,456
Encore Capital Group, Inc. (a)(b)	4,543	165,956
Enova International, Inc. (a)	5,739	92,341
EZCORP, Inc. (non-vtg.) Class A (a)	9,132	52,235
First Cash Financial Services, Inc.	7,482	431,262
Green Dot Corp. Class A (a)	8,543	433,045
LendingClub Corp. (a)	14,200	74,124
LendingTree, Inc. (a)(b)	1,368	473,725
Navient Corp.	32,824	261,279
Nelnet, Inc. Class A	3,670	212,860
OneMain Holdings, Inc.	13,176	378,151
PRA Group, Inc. (a)	8,138	321,939
Regional Management Corp. (a)	1,671	25,382
Santander Consumer U.S.A. Holdings, Inc.	17,165	315,149
SLM Corp.	66,720	451,694
Synchrony Financial	96,013	2,124,768
World Acceptance Corp. (a)(b)	865	64,270
		27,188,673
Diversified Financial Services - 1.3%
AXA Equitable Holdings, Inc.	73,580	1,505,447
Berkshire Hathaway, Inc. Class B (a)	345,964	67,732,832
Cannae Holdings, Inc. (a)	15,573	586,791
Jefferies Financial Group, Inc.	42,159	682,976
On Deck Capital, Inc. (a)	6,314	9,218
Voya Financial, Inc.	23,170	1,144,598
		71,661,862
Insurance - 2.1%
AFLAC, Inc.	128,569	4,573,199
Alleghany Corp.	2,498	1,304,755
Allstate Corp.	56,087	5,294,052
AMBAC Financial Group, Inc. (a)	8,578	109,798
American Equity Investment Life Holding Co.	16,154	411,119
American Financial Group, Inc.	13,361	811,948
American International Group, Inc.	152,972	4,916,520
American National Group, Inc.	1,452	106,940
Amerisafe, Inc.	3,466	219,952
Aon PLC	41,157	8,446,240
Arch Capital Group Ltd. (a)	71,595	2,201,546
Argo Group International Holdings, Ltd.	6,065	203,238
Arthur J. Gallagher & Co.	33,827	3,636,064
Assurant, Inc.	10,626	1,141,976
Assured Guaranty Ltd.	16,195	353,537
Athene Holding Ltd. (a)	21,371	689,215
Axis Capital Holdings Ltd.	14,487	581,218
Benefytt Technologies, Inc. (a)(b)	2,258	69,817
Brighthouse Financial, Inc. (a)	17,410	493,399
Brown & Brown, Inc.	41,504	1,887,187
Chubb Ltd.	80,311	10,218,772
Cincinnati Financial Corp.	26,869	2,093,901
CNO Financial Group, Inc.	25,631	387,028
eHealth, Inc. (a)(b)	4,337	299,860
Employers Holdings, Inc.	5,430	176,584
Enstar Group Ltd. (a)	2,625	440,869
Erie Indemnity Co. Class A	3,212	674,905
Everest Re Group Ltd.	7,039	1,540,063
First American Financial Corp.	20,100	1,025,301
FNF Group	51,865	1,678,351
Genworth Financial, Inc. Class A (a)	90,403	184,422
Globe Life, Inc.	17,532	1,395,547
Goosehead Insurance (b)	2,050	211,827
Greenlight Capital Re, Ltd. (a)(b)	6,458	41,719
Hallmark Financial Services, Inc. (a)	2,291	6,506
Hanover Insurance Group, Inc.	6,961	709,187
Hartford Financial Services Group, Inc.	63,298	2,678,771
HCI Group, Inc.	1,035	46,182
Heritage Insurance Holdings, Inc.	3,315	39,349
Horace Mann Educators Corp.	7,820	293,876
James River Group Holdings Ltd.	5,746	266,155
Kemper Corp.	11,291	886,569
Kinsale Capital Group, Inc.	3,729	726,782
Lincoln National Corp.	34,212	1,275,081
Loews Corp.	43,870	1,597,307
Markel Corp. (a)	2,432	2,540,321
Marsh & McLennan Companies, Inc.	90,745	10,580,867
MBIA, Inc. (a)(b)	13,764	110,250
Mercury General Corp.	4,512	193,610
MetLife, Inc.	138,256	5,232,990
National General Holdings Corp.	11,558	392,856
National Western Life Group, Inc.	403	78,500
Old Republic International Corp.	50,395	809,848
Palomar Holdings, Inc. (a)	3,178	290,279
Primerica, Inc.	7,420	887,877
Principal Financial Group, Inc.	45,352	1,924,285
ProAssurance Corp. (b)	9,671	142,164
Progressive Corp.	104,303	9,422,733
ProSight Global, Inc. (b)	1,716	13,488
Prudential Financial, Inc.	70,984	4,498,256
Reinsurance Group of America, Inc.	12,357	1,053,434
RenaissanceRe Holdings Ltd.	9,027	1,628,290
RLI Corp.	6,909	608,890
Safety Insurance Group, Inc.	2,436	184,332
Selective Insurance Group, Inc.	11,138	605,239
State Auto Financial Corp.	3,039	47,135
Stewart Information Services Corp.	3,894	163,353
The Travelers Companies, Inc.	45,253	5,177,848
Third Point Reinsurance Ltd. (a)	12,066	93,994
Trupanion, Inc. (a)(b)	5,176	261,750
United Fire Group, Inc.	3,743	94,960
United Insurance Holdings Corp.	3,578	26,477
Universal Insurance Holdings, Inc.	5,366	93,959
Unum Group	37,827	651,759
W.R. Berkley Corp.	25,551	1,577,774
White Mountains Insurance Group Ltd.	493	433,904
Willis Towers Watson PLC	22,823	4,793,058
		120,961,114
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc. (b)	4,830	13,476
AGNC Investment Corp.	100,756	1,370,282
Annaly Capital Management, Inc.	256,433	1,900,169
Anworth Mortgage Asset Corp.	15,570	28,182
Apollo Commercial Real Estate Finance, Inc.	25,968	241,502
Ares Commercial Real Estate Corp.	6,011	54,880
Arlington Asset Investment Corp.	9,366	25,476
Armour Residential REIT, Inc.	10,419	97,313
Blackstone Mortgage Trust, Inc.	26,387	635,135
Capstead Mortgage Corp.	15,069	92,674
Cherry Hill Mortgage Investment Corp.	1,748	16,134
Chimera Investment Corp.	32,178	289,280
Colony NorthStar Credit Real Estate, Inc.	14,743	92,881
Dynex Capital, Inc.	4,285	66,203
Exantas Capital Corp. (b)	6,618	14,758
Granite Point Mortgage Trust, Inc. (b)	8,753	59,433
Great Ajax Corp.	2,753	23,731
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,238	498,757
Invesco Mortgage Capital, Inc. (b)	29,546	90,706
KKR Real Estate Finance Trust, Inc.	3,566	59,374
Ladder Capital Corp. Class A	16,526	128,407
MFA Financial, Inc.	77,921	204,932
New Residential Investment Corp.	74,013	586,923
New York Mortgage Trust, Inc.	60,900	159,558
Orchid Island Capital, Inc.	14,471	74,381
PennyMac Mortgage Investment Trust	18,082	340,846
Redwood Trust, Inc.	18,766	133,802
Starwood Property Trust, Inc.	49,539	740,608
TPG RE Finance Trust, Inc.	10,023	87,000
Two Harbors Investment Corp.	49,924	271,087
Western Asset Mortgage Capital Corp.	9,566	20,184
ZAIS Financial Corp.	6,523	52,314
		8,470,388
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	8,733	195,707
Capitol Federal Financial, Inc.	27,213	262,605
Columbia Financial, Inc. (a)	7,751	93,245
Dime Community Bancshares, Inc.	4,670	54,849
Essent Group Ltd.	19,761	708,037
Farmer Mac Class C (non-vtg.)	2,111	125,626
First Defiance Financial Corp.	6,677	118,049
Flagstar Bancorp, Inc.	5,859	183,855
HomeStreet, Inc.	4,334	114,591
Kearny Financial Corp.	12,718	102,253
Meridian Bancorp, Inc. Maryland	8,249	94,080
Meta Financial Group, Inc.	5,827	108,732
MGIC Investment Corp.	62,278	515,039
New York Community Bancorp, Inc.	85,159	896,724
NMI Holdings, Inc. (a)	15,719	243,959
Northfield Bancorp, Inc.	7,451	71,604
Northwest Bancshares, Inc.	24,757	243,856
Pennymac Financial Services, Inc.	7,023	338,930
Provident Financial Services, Inc.	12,486	170,434
Radian Group, Inc.	36,247	540,805
TFS Financial Corp.	8,086	117,085
Trustco Bank Corp., New York	16,802	97,284
Walker & Dunlop, Inc.	4,787	241,313
Washington Federal, Inc.	14,400	336,096
Waterstone Financial, Inc.	4,272	65,276
WMI Holdings Corp. (a)	12,344	201,578
WSFS Financial Corp.	8,719	248,753
		6,490,365

TOTAL FINANCIALS		588,676,357

HEALTH CARE - 14.7%
Biotechnology - 3.0%
AbbVie, Inc.	314,153	29,816,261
Abeona Therapeutics, Inc. (a)	11,891	33,889
ACADIA Pharmaceuticals, Inc. (a)	20,166	838,301
Acceleron Pharma, Inc. (a)	9,574	949,454
Acorda Therapeutics, Inc. (a)(b)	3,953	2,486
Adamas Pharmaceuticals, Inc. (a)	1,801	4,466
ADMA Biologics, Inc. (a)(b)	12,345	44,072
Adverum Biotechnologies, Inc.(a)	10,540	176,756
Agenus, Inc. (a)(b)	29,556	89,850
Agios Pharmaceuticals, Inc. (a)	10,782	488,640
Aimmune Therapeutics, Inc. (a)(b)	7,286	96,248
Akebia Therapeutics, Inc. (a)	27,164	303,422
Akero Therapeutics, Inc. (a)	1,987	69,764
Albireo Pharma, Inc. (a)	2,309	65,252
Aldeyra Therapeutics, Inc. (a)(b)	2,151	13,831
Alector, Inc. (a)	6,223	97,514
Alexion Pharmaceuticals, Inc. (a)	39,581	4,056,657
Alkermes PLC (a)	27,340	492,393
Allakos, Inc. (a)(b)	4,131	310,114
Allogene Therapeutics, Inc. (a)	11,125	407,954
Alnylam Pharmaceuticals, Inc. (a)	20,380	2,970,589
Amgen, Inc.	104,937	25,674,936
Amicus Therapeutics, Inc. (a)	46,409	670,610
AnaptysBio, Inc. (a)	4,786	85,957
Anavex Life Sciences Corp. (a)(b)	8,412	35,499
Anika Therapeutics, Inc. (a)	2,358	85,831
Apellis Pharmaceuticals, Inc. (a)	8,571	221,903
Arcus Biosciences, Inc. (a)	7,317	143,999
Ardelyx, Inc. (a)	10,266	58,003
Arena Pharmaceuticals, Inc. (a)	10,110	620,653
Arrowhead Pharmaceuticals, Inc. (a)	18,832	811,094
Assembly Biosciences, Inc. (a)	5,944	131,957
Atara Biotherapeutics, Inc. (a)	10,035	124,334
Athenex, Inc. (a)(b)	7,607	80,710
Avid Bioservices, Inc. (a)	6,807	50,508
AVROBIO, Inc. (a)	4,371	74,088
BioCryst Pharmaceuticals, Inc. (a)(b)	24,722	100,619
Biogen, Inc. (a)	29,079	7,987,711
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,520	545,621
BioMarin Pharmaceutical, Inc. (a)	32,414	3,883,521
Biospecifics Technologies Corp. (a)(b)	1,171	73,375
bluebird bio, Inc. (a)	11,382	690,887
Blueprint Medicines Corp. (a)	9,732	712,188
Bridgebio Pharma, Inc. (a)(b)	3,589	100,994
Calithera Biosciences, Inc. (a)	8,298	39,001
CareDx, Inc. (a)	6,985	232,950
Castle Biosciences, Inc. (b)	889	34,422
Catalyst Biosciences, Inc. (a)(b)	1,629	8,324
Catalyst Pharmaceutical Partners, Inc. (a)	17,030	73,229
Cel-Sci Corp. (a)(b)	5,613	70,219
ChemoCentryx, Inc. (a)	8,006	421,996
Clovis Oncology, Inc. (a)	13,331	77,186
Coherus BioSciences, Inc. (a)(b)	10,785	189,708
Concert Pharmaceuticals, Inc. (a)	4,143	38,406
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	12,965	81,291
Cortexyme, Inc. (a)	775	30,884
Cue Biopharma, Inc. (a)	3,231	61,098
Cytokinetics, Inc. (a)	12,854	277,903
CytomX Therapeutics, Inc. (a)	8,039	56,353
Deciphera Pharmaceuticals, Inc. (a)	3,466	160,718
Denali Therapeutics, Inc. (a)(b)	13,547	317,271
Dicerna Pharmaceuticals, Inc. (a)	11,076	238,134
Dynavax Technologies Corp. (a)	15,793	128,081
Eagle Pharmaceuticals, Inc. (a)	2,002	92,873
Editas Medicine, Inc. (a)(b)	10,839	318,233
Eiger Biopharmaceuticals, Inc. (a)	3,199	32,150
Emergent BioSolutions, Inc. (a)	7,864	874,791
Enanta Pharmaceuticals, Inc. (a)	2,674	122,603
Epizyme, Inc. (a)(b)	12,957	179,325
Esperion Therapeutics, Inc. (a)(b)	4,452	167,529
Exact Sciences Corp. (a)	25,754	2,440,192
Exelixis, Inc. (a)	54,277	1,253,256
Fate Therapeutics, Inc. (a)	13,193	412,545
FibroGen, Inc. (a)(b)	14,499	586,775
Five Prime Therapeutics, Inc. (a)	4,233	24,975
Flexion Therapeutics, Inc. (a)(b)	9,709	131,751
G1 Therapeutics, Inc. (a)(b)	4,298	63,052
Geron Corp. (a)	66,152	105,182
Gilead Sciences, Inc.	223,708	15,554,417
Global Blood Therapeutics, Inc. (a)(b)	11,195	755,439
GlycoMimetics, Inc. (a)	3,425	13,495
Gossamer Bio, Inc. (a)(b)	6,592	78,577
Gritstone Oncology, Inc. (a)(b)	3,371	10,804
Halozyme Therapeutics, Inc. (a)(b)	19,692	535,425
Heron Therapeutics, Inc. (a)(b)	13,608	221,674
Homology Medicines, Inc. (a)	4,333	56,979
ImmunoGen, Inc. (a)(b)	29,216	120,078
Immunomedics, Inc. (a)(b)	37,814	1,596,885
Incyte Corp. (a)	32,308	3,190,738
Inovio Pharmaceuticals, Inc. (a)(b)	26,742	519,864
Insmed, Inc. (a)	17,499	457,074
Intellia Therapeutics, Inc. (a)(b)	7,131	127,003
Intercept Pharmaceuticals, Inc. (a)(b)	4,283	195,476
Invitae Corp. (a)(b)	21,114	616,529
Ionis Pharmaceuticals, Inc. (a)	23,228	1,337,004
Iovance Biotherapeutics, Inc. (a)(b)	23,692	688,726
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	27,013	247,709
Jounce Therapeutics, Inc. (a)	3,527	16,154
Kadmon Holdings, Inc. (a)	25,624	93,784
Kalvista Pharmaceuticals, Inc. (a)	2,189	21,518
Karuna Therapeutics, Inc. (a)(b)	1,759	143,886
Karyopharm Therapeutics, Inc. (a)	11,914	191,220
Kiniksa Pharmaceuticals Ltd. (a)(b)	2,088	40,758
Kodiak Sciences, Inc. (a)	4,066	188,378
Krystal Biotech, Inc. (a)	1,912	78,946
Kura Oncology, Inc.(a)	7,651	125,782
La Jolla Pharmaceutical Co. (a)(b)	3,000	11,940
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,037	355,876
Macrogenics, Inc. (a)	9,050	229,870
Madrigal Pharmaceuticals, Inc. (a)(b)	1,678	172,180
MannKind Corp. (a)	34,384	53,639
Minerva Neurosciences, Inc. (a)(b)	5,878	20,485
Mirati Therapeutics, Inc. (a)	6,857	831,823
Moderna, Inc. (a)(b)	52,584	3,896,474
Molecular Templates, Inc. (a)	3,946	43,288
Momenta Pharmaceuticals, Inc. (a)	20,287	598,264
Myriad Genetics, Inc. (a)	12,303	148,497
Natera, Inc. (a)	11,722	562,890
Neurocrine Biosciences, Inc. (a)	16,670	2,006,401
NextCure, Inc. (a)(b)	1,418	12,649
Novavax, Inc. (a)(b)	10,487	1,500,690
Opko Health, Inc. (a)(b)	74,242	382,346
PDL BioPharma, Inc. (a)	20,940	66,589
Pfenex, Inc. (a)	5,152	36,528
PhaseBio Pharmaceuticals, Inc. (a)(b)	3,484	13,936
Pieris Pharmaceuticals, Inc. (a)(b)	8,432	21,670
Precigen, Inc. (a)(b)	11,970	50,394
Principia Biopharma, Inc. (a)	3,167	264,761
Protagonist Therapeutics, Inc. (a)	3,973	62,495
Prothena Corp. PLC (a)	5,951	72,840
PTC Therapeutics, Inc. (a)	11,198	518,803
Puma Biotechnology, Inc. (a)(b)	6,050	62,376
Radius Health, Inc. (a)	6,737	84,549
Recro Pharma, Inc. (a)	2,879	11,775
Regeneron Pharmaceuticals, Inc. (a)	17,962	11,353,241
REGENXBIO, Inc. (a)	5,465	180,892
Repligen Corp. (a)	8,238	1,243,197
Retrophin, Inc. (a)	7,087	140,890
Rhythm Pharmaceuticals, Inc. (a)(b)	4,519	86,855
Rigel Pharmaceuticals, Inc. (a)	26,609	61,201
Rocket Pharmaceuticals, Inc. (a)(b)	6,000	141,180
Rubius Therapeutics, Inc. (a)(b)	5,938	29,156
Sage Therapeutics, Inc. (a)	8,800	401,016
Sangamo Therapeutics, Inc. (a)	19,648	212,788
Sarepta Therapeutics, Inc. (a)	13,466	2,067,300
Seattle Genetics, Inc. (a)	20,959	3,484,853
Sorrento Therapeutics, Inc. (a)(b)	30,776	274,522
Spectrum Pharmaceuticals, Inc. (a)	16,682	49,879
Stoke Therapeutics, Inc. (a)	1,464	36,878
Syndax Pharmaceuticals, Inc. (a)	3,730	52,630
Syros Pharmaceuticals, Inc. (a)	5,936	56,333
TCR2 Therapeutics, Inc. (a)(b)	2,520	42,210
TG Therapeutics, Inc. (a)(b)	17,883	350,149
Translate Bio, Inc. (a)(b)	10,481	159,206
Turning Point Therapeutics, Inc. (a)	3,499	207,246
Twist Bioscience Corp. (a)	5,285	296,171
Ultragenyx Pharmaceutical, Inc. (a)(b)	9,811	766,828
United Therapeutics Corp. (a)	7,703	858,653
UNITY Biotechnology, Inc. (a)(b)	4,685	44,180
Vanda Pharmaceuticals, Inc. (a)	9,081	91,536
Veracyte, Inc. (a)	7,637	272,412
Verastem, Inc. (a)(b)	27,193	36,439
Vericel Corp. (a)	8,230	135,713
Vertex Pharmaceuticals, Inc. (a)	46,404	12,621,888
Viking Therapeutics, Inc. (a)	11,665	81,888
Voyager Therapeutics, Inc. (a)	4,677	51,774
Xbiotech, Inc. (a)	2,697	39,214
Xencor, Inc. (a)	8,218	247,280
XOMA Corp. (a)	1,027	17,151
Y-mAbs Therapeutics, Inc. (a)	3,054	107,287
ZIOPHARM Oncology, Inc. (a)(b)	32,731	97,211
		169,350,914
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	315,431	31,744,976
Abiomed, Inc. (a)	8,020	2,405,519
Accelerate Diagnostics, Inc. (a)(b)	5,096	74,045
Accuray, Inc. (a)	15,612	34,815
Align Technology, Inc. (a)	12,753	3,747,086
Alphatec Holdings, Inc. (a)	7,129	35,431
Angiodynamics, Inc. (a)	7,777	64,238
Antares Pharma, Inc. (a)	24,722	64,524
Atricure, Inc. (a)	7,889	321,950
Atrion Corp. (b)	245	151,925
Avanos Medical, Inc. (a)(b)	8,734	267,872
AxoGen, Inc. (a)	5,529	62,865
Axonics Modulation Technologies, Inc. (a)	4,302	182,233
Baxter International, Inc.	90,563	7,822,832
Becton, Dickinson & Co.	52,593	14,796,515
BioLife Solutions, Inc. (a)(b)	2,904	56,134
Boston Scientific Corp. (a)	253,908	9,793,232
Cantel Medical Corp. (b)	6,571	310,480
Cardiovascular Systems, Inc. (a)	6,270	191,110
Cerus Corp. (a)	27,929	199,134
CONMED Corp.	5,166	426,402
Cryolife, Inc. (a)(b)	6,754	131,095
CryoPort, Inc. (a)(b)	6,189	205,103
Cutera, Inc. (a)	2,574	36,628
Danaher Corp.	112,123	22,850,667
Dentsply Sirona, Inc.	39,712	1,771,155
DexCom, Inc. (a)	16,441	7,160,713
Edwards Lifesciences Corp. (a)	110,447	8,660,149
Genmark Diagnostics, Inc. (a)	10,411	185,940
Glaukos Corp. (a)(b)	6,598	288,333
Globus Medical, Inc. (a)	13,434	647,250
Haemonetics Corp. (a)	9,008	789,641
Heska Corp. (a)(b)	1,323	127,299
Hill-Rom Holdings, Inc.	11,727	1,140,099
Hologic, Inc. (a)	45,937	3,205,484
ICU Medical, Inc. (a)	3,456	634,971
IDEXX Laboratories, Inc. (a)	15,131	6,018,355
Inogen, Inc. (a)	3,287	100,911
Insulet Corp. (a)	11,660	2,371,178
Integer Holdings Corp. (a)	5,984	393,568
Integra LifeSciences Holdings Corp. (a)	12,983	619,938
IntriCon Corp. (a)	701	7,571
Intuitive Surgical, Inc. (a)	20,846	14,288,682
Invacare Corp.	6,817	47,992
IRadimed Corp. (a)	1,043	23,238
iRhythm Technologies, Inc. (a)	4,747	590,907
Lantheus Holdings, Inc. (a)(b)	11,866	159,954
LeMaitre Vascular, Inc.	2,852	83,649
LivaNova PLC (a)	8,757	407,551
Masimo Corp. (a)	8,903	1,959,728
Medtronic PLC	239,288	23,086,506
Meridian Bioscience, Inc. (a)	7,362	180,295
Merit Medical Systems, Inc. (a)	10,115	452,343
Mesa Laboratories, Inc.	723	171,308
Natus Medical, Inc. (a)	5,530	102,747
Neogen Corp. (a)	9,435	724,325
Nevro Corp. (a)	6,148	817,438
NuVasive, Inc. (a)	8,983	513,289
OraSure Technologies, Inc. (a)	12,852	233,264
Orthofix International NV (a)	3,257	100,022
OrthoPediatrics Corp. (a)(b)	1,543	65,099
Penumbra, Inc. (a)(b)	5,922	1,314,151
Quidel Corp. (a)	6,866	1,939,439
ResMed, Inc.	25,722	5,208,962
Seaspine Holdings Corp. (a)	3,451	32,336
Senseonics Holdings, Inc. (a)(b)	25,551	12,206
Shockwave Medical, Inc. (a)	1,459	71,958
SI-BONE, Inc. (a)	3,485	59,594
Sientra, Inc. (a)	7,889	29,978
Silk Road Medical, Inc. (a)	2,317	107,648
Staar Surgical Co. (a)	5,432	316,088
STERIS PLC	14,994	2,393,492
Stryker Corp.	57,661	11,145,871
SurModics, Inc. (a)	2,364	111,794
Tactile Systems Technology, Inc. (a)(b)	3,267	133,882
Tandem Diabetes Care, Inc. (a)	10,422	1,088,682
Teleflex, Inc.	8,288	3,092,253
The Cooper Companies, Inc.	8,782	2,484,691
TransMedics Group, Inc. (a)	1,647	29,745
Vapotherm, Inc. (a)	3,390	177,094
Varex Imaging Corp. (a)	7,248	113,649
Varian Medical Systems, Inc. (a)	16,048	2,290,371
ViewRay, Inc. (a)	16,520	45,760
West Pharmaceutical Services, Inc.	13,175	3,542,362
Wright Medical Group NV (a)	22,527	676,261
Zimmer Biomet Holdings, Inc.	36,782	4,960,421
Zynex, Inc. (a)(b)	3,174	60,687
		215,547,078
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	15,926	474,754
Addus HomeCare Corp. (a)	2,312	222,900
Amedisys, Inc. (a)	5,664	1,326,282
American Renal Associates Holdings, Inc. (a)	2,177	14,042
AmerisourceBergen Corp.	26,694	2,674,472
AMN Healthcare Services, Inc. (a)	8,099	444,959
Anthem, Inc.	44,981	12,315,798
Apollo Medical Holdings, Inc. (a)(b)	3,823	64,035
BioScrip, Inc. (a)(b)	5,991	70,574
BioTelemetry, Inc. (a)	6,683	284,428
Brookdale Senior Living, Inc. (a)	31,156	86,302
Cardinal Health, Inc.	51,877	2,833,522
Centene Corp. (a)	103,121	6,728,671
Chemed Corp.	2,828	1,391,913
Cigna Corp.	65,834	11,368,873
Community Health Systems, Inc. (a)(b)	19,256	95,895
Corvel Corp. (a)	1,638	130,205
Covetrus, Inc. (a)(b)	18,471	409,317
Cross Country Healthcare, Inc. (a)	8,105	52,561
CVS Health Corp.	232,975	14,663,447
DaVita HealthCare Partners, Inc. (a)	15,595	1,362,847
Encompass Health Corp.	17,401	1,184,660
Guardant Health, Inc. (a)	9,170	781,101
Hanger, Inc. (a)	6,435	112,355
HCA Holdings, Inc.	46,770	5,922,953
HealthEquity, Inc. (a)	14,171	730,657
Henry Schein, Inc. (a)	25,382	1,744,505
Humana, Inc.	23,569	9,249,654
Laboratory Corp. of America Holdings (a)	17,392	3,355,265
LHC Group, Inc. (a)(b)	5,295	1,033,107
Magellan Health Services, Inc. (a)	3,751	278,212
McKesson Corp.	28,811	4,326,260
MEDNAX, Inc. (a)	14,949	298,681
Molina Healthcare, Inc. (a)	10,527	1,944,337
National Healthcare Corp.	2,095	124,275
National Research Corp. Class A	2,077	118,784
Owens & Minor, Inc.	11,448	184,084
Patterson Companies, Inc. (b)	15,036	399,356
Pennant Group, Inc. (a)	4,589	115,000
PetIQ, Inc. Class A (a)(b)	2,806	102,391
Premier, Inc. (a)	11,651	407,435
Providence Service Corp. (a)	2,042	165,422
Quest Diagnostics, Inc.	23,989	3,048,282
R1 RCM, Inc. (a)	16,735	228,767
RadNet, Inc. (a)	7,181	114,106
Select Medical Holdings Corp. (a)	18,236	347,213
Surgery Partners, Inc. (a)	3,255	49,704
Tenet Healthcare Corp. (a)	18,828	497,812
The Ensign Group, Inc.	8,895	409,081
The Joint Corp. (a)	2,072	29,920
Tivity Health, Inc. (a)	6,901	90,541
Triple-S Management Corp. (b)	4,856	94,498
U.S. Physical Therapy, Inc.	2,448	203,331
UnitedHealth Group, Inc.	169,013	51,173,756
Universal Health Services, Inc. Class B	13,799	1,516,510
		147,397,812
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	29,092	261,828
Cerner Corp.	54,850	3,809,333
Change Healthcare, Inc. (a)	38,328	446,904
Computer Programs & Systems, Inc.	2,468	60,910
Evolent Health, Inc. (a)(b)	15,315	178,420
Health Catalyst, Inc.	1,329	46,382
HealthStream, Inc. (a)	3,984	87,469
HMS Holdings Corp. (a)	15,449	502,093
Inovalon Holdings, Inc. Class A (a)(b)	14,752	347,115
Inspire Medical Systems, Inc. (a)	3,247	322,622
Nextgen Healthcare, Inc. (a)	8,024	117,311
Omnicell, Inc. (a)	7,557	531,182
OptimizeRx Corp. (a)(b)	2,370	33,536
Phreesia, Inc.	2,829	85,040
Simulations Plus, Inc.	2,169	152,698
Tabula Rasa HealthCare, Inc. (a)(b)	3,362	188,944
Teladoc Health, Inc. (a)	13,260	3,150,974
Veeva Systems, Inc. Class A (a)	24,084	6,371,904
Vocera Communications, Inc. (a)	5,697	175,297
		16,869,962
Life Sciences Tools & Services - 1.2%
Adaptive Biotechnologies Corp. (a)	3,829	142,898
Agilent Technologies, Inc.	55,255	5,322,714
Avantor, Inc. (a)	47,477	1,048,292
Bio-Rad Laboratories, Inc. Class A (a)	3,816	2,002,980
Bio-Techne Corp.	6,770	1,862,833
Bruker Corp.	18,213	812,664
Charles River Laboratories International, Inc. (a)	8,753	1,741,759
Codexis, Inc. (a)	8,371	99,029
Fluidigm Corp. (a)(b)	12,595	88,669
Frontage Holdings Corp. (a)(d)	108,000	57,133
Illumina, Inc. (a)	26,153	9,994,630
IQVIA Holdings, Inc. (a)	31,663	5,015,103
Luminex Corp. (b)	7,014	255,310
Medpace Holdings, Inc. (a)	4,729	564,406
Mettler-Toledo International, Inc. (a)	4,271	3,993,385
Nanostring Technologies, Inc. (a)	5,773	208,463
NeoGenomics, Inc. (a)	20,470	782,568
Pacific Biosciences of California, Inc. (a)	23,290	86,872
PerkinElmer, Inc.	19,766	2,350,375
PRA Health Sciences, Inc. (a)	11,114	1,184,308
Quanterix Corp. (a)	2,258	72,956
Syneos Health, Inc. (a)	11,517	718,546
Thermo Fisher Scientific, Inc.	70,471	29,171,470
Waters Corp. (a)	11,110	2,368,097
		69,945,460
Pharmaceuticals - 3.8%
AcelRx Pharmaceuticals, Inc. (a)	5,875	6,404
Aerie Pharmaceuticals, Inc. (a)	6,421	74,227
Akcea Therapeutics, Inc. (a)(b)	2,256	24,455
AMAG Pharmaceuticals, Inc. (a)(b)	4,837	46,218
Amneal Pharmaceuticals, Inc. (a)(b)	20,194	87,440
Amphastar Pharmaceuticals, Inc. (a)	8,877	177,718
ANI Pharmaceuticals, Inc. (a)	1,406	41,632
Arvinas Holding Co. LLC (a)	2,586	81,459
Assertio Holdings, Inc. (a)	8,175	7,362
Axsome Therapeutics, Inc. (a)	4,770	340,244
Biodelivery Sciences International, Inc. (a)	13,885	58,178
Bristol-Myers Squibb Co.	403,510	23,669,897
Cara Therapeutics, Inc. (a)(b)	7,893	129,761
Catalent, Inc. (a)	29,385	2,566,486
Chiasma, Inc. (a)(b)	7,202	31,473
Collegium Pharmaceutical, Inc. (a)(b)	5,411	85,386
Corcept Therapeutics, Inc. (a)(b)	17,177	256,796
CorMedix, Inc. (a)(b)	4,827	21,480
CymaBay Therapeutics, Inc. (a)(b)	8,584	30,473
Durect Corp. (a)(b)	33,164	65,001
Elanco Animal Health, Inc. (a)	70,599	1,668,254
Eli Lilly & Co.	150,184	22,571,153
Endo International PLC (a)	33,243	115,686
Evofem Biosciences, Inc. (a)	2,427	7,257
Evolus, Inc. (a)(b)	4,178	13,620
Horizon Pharma PLC (a)	34,172	2,090,985
Innoviva, Inc. (a)(b)	12,439	168,486
Intersect ENT, Inc. (a)	5,675	97,553
Intra-Cellular Therapies, Inc. (a)	9,202	182,430
Jazz Pharmaceuticals PLC (a)	10,038	1,086,614
Johnson & Johnson	469,394	68,418,869
Kala Pharmaceuticals, Inc. (a)	8,813	77,114
Lannett Co., Inc. (a)	4,324	25,728
Mallinckrodt PLC (a)(b)	13,694	30,538
Merck & Co., Inc.	450,156	36,120,517
Mylan NV (a)	91,414	1,472,680
MyoKardia, Inc. (a)	9,562	861,823
Nektar Therapeutics (a)(b)	31,468	697,331
Ocular Therapeutix, Inc. (a)(b)	8,735	68,482
Odonate Therapeutics, Inc. (a)	2,081	75,686
Omeros Corp. (a)(b)	8,320	106,746
OptiNose, Inc. (a)(b)	4,816	24,538
Pacira Biosciences, Inc. (a)	7,618	400,783
Paratek Pharmaceuticals, Inc. (a)(b)	5,931	25,918
Perrigo Co. PLC	24,177	1,281,865
Pfizer, Inc.	990,697	38,122,021
Phibro Animal Health Corp. Class A	3,400	78,863
Prestige Brands Holdings, Inc. (a)	8,574	318,867
Reata Pharmaceuticals, Inc. (a)(b)	4,840	714,868
Revance Therapeutics, Inc. (a)	9,653	226,652
Supernus Pharmaceuticals, Inc. (a)	8,671	193,060
TherapeuticsMD, Inc. (a)(b)	36,264	67,088
Theravance Biopharma, Inc. (a)	8,324	161,652
Tricida, Inc. (a)	4,618	61,789
WAVE Life Sciences (a)(b)	1,931	16,954
Xeris Pharmaceuticals, Inc. (a)(b)	6,627	18,953
Zoetis, Inc. Class A	84,845	12,869,290
Zogenix, Inc. (a)	9,766	232,333
Zynerba Pharmaceuticals, Inc. (a)(b)	1,835	6,881
		218,582,017

TOTAL HEALTH CARE		837,693,243

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.5%
AAR Corp.	5,309	91,421
Aerojet Rocketdyne Holdings, Inc. (a)	12,690	523,463
AeroVironment, Inc. (a)	3,963	303,368
Astronics Corp. (a)	3,951	34,374
Axon Enterprise, Inc. (a)	11,312	940,367
BWX Technologies, Inc.	17,053	929,730
Cubic Corp. (b)	5,301	222,642
Curtiss-Wright Corp.	7,671	683,640
Ducommun, Inc. (a)	1,759	63,236
General Dynamics Corp.	41,385	6,072,835
Harris Corp.	38,479	6,477,170
HEICO Corp.	7,274	699,177
HEICO Corp. Class A	12,692	971,573
Hexcel Corp.	15,489	577,740
Howmet Aerospace, Inc.	68,882	1,018,076
Huntington Ingalls Industries, Inc.	7,220	1,254,186
Kaman Corp.	5,068	200,135
Kratos Defense & Security Solutions, Inc. (a)	19,890	358,219
Lockheed Martin Corp.	43,955	16,657,626
Maxar Technologies, Inc.	10,514	187,044
Mercury Systems, Inc. (a)	9,879	764,931
Moog, Inc. Class A	5,499	295,406
National Presto Industries, Inc.	1,066	91,026
Northrop Grumman Corp.	27,611	8,973,851
Park Aerospace Corp.	4,440	47,863
Parsons Corp. (a)	3,402	118,492
Raytheon Technologies Corp.	262,203	14,861,666
Spirit AeroSystems Holdings, Inc. Class A	18,716	366,272
Teledyne Technologies, Inc. (a)	6,472	1,984,962
Textron, Inc.	40,680	1,421,359
The Boeing Co.	95,646	15,112,068
TransDigm Group, Inc.	8,914	3,847,104
Triumph Group, Inc.	8,204	55,623
Vectrus, Inc. (a)	1,818	79,974
		86,286,619
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	10,916	266,023
Atlas Air Worldwide Holdings, Inc. (a)	4,549	236,912
C.H. Robinson Worldwide, Inc.	23,991	2,248,437
Echo Global Logistics, Inc. (a)	4,131	103,544
Expeditors International of Washington, Inc.	29,779	2,516,623
FedEx Corp.	42,817	7,210,383
Forward Air Corp.	5,062	263,173
Hub Group, Inc. Class A (a)	5,689	300,948
United Parcel Service, Inc. Class B	125,527	17,920,235
XPO Logistics, Inc. (a)	16,377	1,228,603
		32,294,881
Airlines - 0.2%
Alaska Air Group, Inc.	21,476	739,633
Allegiant Travel Co. (b)	2,337	261,814
American Airlines Group, Inc. (b)	88,616	985,410
Delta Air Lines, Inc.	101,434	2,532,807
Hawaiian Holdings, Inc. (b)	8,303	98,723
JetBlue Airways Corp. (a)	48,990	506,557
Mesa Air Group, Inc. (a)(b)	5,648	17,509
SkyWest, Inc.	9,092	239,211
Southwest Airlines Co.	95,813	2,959,664
Spirit Airlines, Inc. (a)(b)	15,185	240,075
United Airlines Holdings, Inc. (a)	45,324	1,422,267
		10,003,670
Building Products - 0.6%
A.O. Smith Corp.	24,446	1,176,830
AAON, Inc. (b)	7,025	416,231
Advanced Drain Systems, Inc.	9,491	465,059
Allegion PLC	16,360	1,627,166
American Woodmark Corp. (a)	2,821	227,429
Apogee Enterprises, Inc.	5,032	108,641
Armstrong World Industries, Inc.	8,762	624,205
Builders FirstSource, Inc. (a)	20,041	474,771
Carrier Global Corp.	145,716	3,969,304
CSW Industrials, Inc.	2,937	196,162
Fortune Brands Home & Security, Inc.	25,001	1,912,577
Gibraltar Industries, Inc. (a)	5,433	280,995
Griffon Corp.	7,261	166,059
Insteel Industries, Inc.	2,617	48,781
Jeld-Wen Holding, Inc. (a)	11,218	219,873
Johnson Controls International PLC	133,795	5,148,432
Lennox International, Inc.	6,257	1,677,752
Masco Corp.	46,416	2,653,139
Masonite International Corp. (a)	4,351	367,007
NCI Building Systems, Inc. (a)	9,335	52,929
Owens Corning	18,792	1,136,352
Patrick Industries, Inc.	3,732	238,661
PGT, Inc. (a)	9,397	160,407
Quanex Building Products Corp.	6,178	86,801
Resideo Technologies, Inc. (a)(b)	21,990	292,027
Simpson Manufacturing Co. Ltd.	7,332	707,978
Trane Technologies PLC	42,475	4,751,678
Trex Co., Inc. (a)	10,474	1,459,342
Ufp Industries, Inc.	10,623	618,471
		31,265,059
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	12,322	442,360
ACCO Brands Corp.	15,306	99,795
ADS Waste Holdings, Inc. (a)	13,115	395,548
Brady Corp. Class A	8,730	401,318
BrightView Holdings, Inc. (a)	5,289	64,103
Casella Waste Systems, Inc. Class A (a)(b)	8,349	462,618
Cimpress PLC (a)	4,374	437,400
Cintas Corp.	14,974	4,520,201
Clean Harbors, Inc. (a)	8,886	529,606
Copart, Inc. (a)	36,597	3,412,670
Covanta Holding Corp.	19,412	191,014
Deluxe Corp.	7,105	200,574
Ennis, Inc.	4,615	79,840
Harsco Corp. (a)	14,215	226,871
Healthcare Services Group, Inc.	13,107	343,272
Herman Miller, Inc.	9,915	232,308
HNI Corp.	6,883	204,425
IAA Spinco, Inc. (a)	24,061	1,043,044
Interface, Inc.	9,834	78,475
KAR Auction Services, Inc.	21,951	332,119
Kimball International, Inc. Class B	6,528	71,416
Knoll, Inc.	8,183	95,823
Matthews International Corp. Class A	4,987	107,719
McGrath RentCorp.	4,291	248,964
MSA Safety, Inc.	6,426	761,674
Pitney Bowes, Inc.	33,560	112,090
Quad/Graphics, Inc.	4,137	12,866
R.R. Donnelley & Sons Co.	13,839	15,638
Republic Services, Inc.	37,147	3,241,076
Rollins, Inc.	25,052	1,312,725
SP Plus Corp. (a)	4,021	63,894
Steelcase, Inc. Class A	15,609	167,485
Stericycle, Inc. (a)	16,417	992,161
Team, Inc. (a)	4,068	16,069
Tetra Tech, Inc.	9,504	842,530
The Brink's Co.	8,518	377,773
U.S. Ecology, Inc.	4,370	151,552
UniFirst Corp.	2,869	535,011
Viad Corp.	3,488	50,436
Waste Management, Inc.	69,091	7,572,374
		30,446,837
Construction & Engineering - 0.2%
AECOM (a)	29,333	1,061,561
Aegion Corp. (a)	6,107	94,170
Ameresco, Inc. Class A(a)(b)	3,276	90,680
Arcosa, Inc.	8,761	369,889
Argan, Inc.	2,085	89,447
Comfort Systems U.S.A., Inc.	6,016	299,055
Construction Partners, Inc. Class A (a)	5,652	93,541
Dycom Industries, Inc. (a)	5,703	244,259
EMCOR Group, Inc.	9,599	657,532
Fluor Corp.	24,486	249,512
Granite Construction, Inc. (b)	7,801	132,305
Great Lakes Dredge & Dock Corp. (a)	10,618	88,766
Jacobs Engineering Group, Inc.	23,393	1,996,593
MasTec, Inc. (a)(b)	10,924	434,557
MYR Group, Inc. (a)	2,939	107,773
Northwest Pipe Co. (a)	1,756	43,637
NV5 Holdings, Inc. (a)(b)	1,582	89,763
Primoris Services Corp.	8,003	128,288
Quanta Services, Inc.	25,410	1,015,638
Sterling Construction Co., Inc. (a)	3,956	40,747
Tutor Perini Corp. (a)	7,210	84,862
Valmont Industries, Inc.	3,799	460,439
Willscot Mobile Mini Holdings (a)(b)	30,901	465,369
		8,338,383
Electrical Equipment - 0.5%
Acuity Brands, Inc.	7,160	709,556
Allied Motion Technologies, Inc.	1,076	40,565
American Superconductor Corp. (a)	3,593	33,415
AMETEK, Inc.	40,833	3,807,677
Atkore International Group, Inc. (a)	7,968	212,507
AZZ, Inc.	4,423	139,678
Bloom Energy Corp. Class A (a)	4,456	54,185
Eaton Corp. PLC	71,578	6,666,059
Emerson Electric Co.	106,166	6,583,354
Encore Wire Corp.	3,612	181,286
EnerSys	7,871	529,403
Generac Holdings, Inc. (a)	10,954	1,726,131
GrafTech International Ltd.	11,105	67,407
Hubbell, Inc. Class B	9,609	1,296,927
nVent Electric PLC	26,835	487,324
Plug Power, Inc. (a)(b)	54,249	418,260
Powell Industries, Inc.	1,561	41,445
Regal Beloit Corp.	7,646	703,203
Rockwell Automation, Inc.	20,573	4,487,794
Sensata Technologies, Inc. PLC (a)	28,818	1,094,508
Sunrun, Inc. (a)(b)	13,925	510,908
Thermon Group Holdings, Inc. (a)	6,291	85,243
TPI Composites, Inc. (a)	5,469	139,897
Vicor Corp. (a)	3,270	266,407
Vivint Solar, Inc. (a)	7,779	158,225
		30,441,364
Industrial Conglomerates - 0.9%
3M Co.	102,599	15,438,072
Carlisle Companies, Inc.	10,098	1,202,470
General Electric Co.	1,559,259	9,464,702
Honeywell International, Inc.	125,320	18,719,048
Raven Industries, Inc.	5,699	123,155
Roper Technologies, Inc.	18,626	8,054,814
		53,002,261
Machinery - 1.7%
AGCO Corp.	11,644	764,196
Alamo Group, Inc.	1,551	159,924
Albany International Corp. Class A	5,458	262,421
Allison Transmission Holdings, Inc.	19,490	728,146
Altra Industrial Motion Corp.	11,843	405,386
Astec Industries, Inc.	3,771	167,772
Barnes Group, Inc.	8,350	307,865
Blue Bird Corp. (a)	3,234	40,522
Caterpillar, Inc.	96,601	12,836,341
Chart Industries, Inc. (a)	6,066	415,703
CIRCOR International, Inc. (a)	3,438	90,144
Colfax Corp. (a)(b)	15,338	446,029
Columbus McKinnon Corp. (NY Shares)	3,986	132,056
Commercial Vehicle Group, Inc. (a)	3,613	8,454
Crane Co.	8,862	501,323
Cummins, Inc.	26,463	5,114,239
Deere & Co.	55,881	9,852,379
Donaldson Co., Inc.	22,586	1,091,807
Douglas Dynamics, Inc. (b)	3,650	129,028
Dover Corp.	25,573	2,632,229
Energy Recovery, Inc. (a)(b)	7,056	53,555
Enerpac Tool Group Corp. Class A	9,221	174,277
EnPro Industries, Inc.	3,553	169,585
ESCO Technologies, Inc.	4,842	416,121
Evoqua Water Technologies Corp. (a)	12,157	233,779
Federal Signal Corp.	10,293	318,157
Flowserve Corp.	23,487	654,583
Fortive Corp.	52,648	3,695,363
Franklin Electric Co., Inc.	6,833	369,324
Gardner Denver Holdings, Inc. (a)	60,984	1,926,485
Gates Industrial Corp. PLC (a)	7,395	77,943
Gorman-Rupp Co.	2,693	81,490
Graco, Inc.	29,213	1,555,300
Greenbrier Companies, Inc.	5,671	145,915
Helios Technologies, Inc.	4,766	180,298
Hillenbrand, Inc.	12,579	367,684
Hyster-Yale Materials Handling Class A	1,954	72,904
IDEX Corp.	13,477	2,221,279
Illinois Tool Works, Inc.	51,273	9,484,992
ITT, Inc.	16,015	924,546
John Bean Technologies Corp.	5,914	554,497
Kadant, Inc.	1,835	199,116
Kennametal, Inc.	14,461	389,869
Lincoln Electric Holdings, Inc.	10,996	993,928
Lindsay Corp.	1,833	177,746
LiqTech International, Inc. (a)(b)	3,899	26,357
Lydall, Inc. (a)	2,850	46,170
Manitowoc Co., Inc. (a)	6,864	73,170
Meritor, Inc. (a)	12,524	284,921
Middleby Corp. (a)	9,709	806,430
Miller Industries, Inc.	2,028	57,494
Mueller Industries, Inc.	9,732	272,107
Mueller Water Products, Inc. Class A	27,409	277,379
Navistar International Corp. (a)	12,086	387,115
NN, Inc.	7,286	38,324
Nordson Corp.	9,075	1,757,192
Omega Flex, Inc.	515	62,701
Oshkosh Corp.	11,865	934,013
Otis Worldwide Corp.	72,802	4,567,597
PACCAR, Inc.	61,751	5,253,775
Parker Hannifin Corp.	22,785	4,076,692
Pentair PLC	30,176	1,293,042
Proto Labs, Inc. (a)	4,661	559,879
RBC Bearings, Inc. (a)	4,357	533,384
REV Group, Inc.	5,052	32,838
Rexnord Corp.	21,278	616,424
Snap-On, Inc.	9,966	1,453,740
SPX Corp. (a)	7,848	329,616
SPX Flow, Inc. (a)	7,430	297,794
Standex International Corp.	2,318	124,129
Stanley Black & Decker, Inc.	27,302	4,185,943
Tennant Co.	3,585	238,833
Terex Corp.	11,019	207,708
The Shyft Group, Inc.	4,983	94,079
Timken Co.	12,762	582,713
Toro Co.	18,938	1,351,226
TriMas Corp. (a)	7,876	184,298
Trinity Industries, Inc. (b)	16,714	326,424
Wabash National Corp.	9,672	110,164
Watts Water Technologies, Inc. Class A	4,797	402,420
Welbilt, Inc. (a)	21,500	130,720
Westinghouse Air Brake Co.	32,055	1,993,500
Woodward, Inc.	10,367	776,903
Xylem, Inc.	32,383	2,363,311
		98,635,225
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	15,728	38,219
Genco Shipping & Trading Ltd.	1,561	10,599
Kirby Corp. (a)	10,727	496,016
Matson, Inc.	7,740	281,891
		826,725
Professional Services - 0.6%
ASGN, Inc. (a)	9,741	666,869
Barrett Business Services, Inc.	1,045	55,051
CBIZ, Inc. (a)	9,092	219,845
CoreLogic, Inc.	14,000	954,240
CoStar Group, Inc. (a)	6,995	5,944,071
CRA International, Inc.	1,293	54,009
Equifax, Inc.	21,580	3,508,045
Exponent, Inc.	9,006	757,044
Forrester Research, Inc. (a)	1,607	56,422
Franklin Covey Co. (a)	1,887	34,136
FTI Consulting, Inc. (a)	6,615	790,096
Heidrick & Struggles International, Inc.	3,453	69,854
Huron Consulting Group, Inc. (a)	4,206	200,710
ICF International, Inc.	3,474	234,877
IHS Markit Ltd.	71,227	5,750,156
Insperity, Inc.	6,883	460,197
Kelly Services, Inc. Class A (non-vtg.)	6,379	94,473
Kforce, Inc.	3,171	91,452
Korn Ferry	9,178	257,902
Manpower, Inc.	10,476	720,644
MISTRAS Group, Inc. (a)	3,210	11,331
Nielsen Holdings PLC	62,051	895,396
Resources Connection, Inc.	5,384	60,839
Robert Half International, Inc.	20,643	1,050,109
TransUnion Holding Co., Inc.	33,539	3,004,088
TriNet Group, Inc. (a)	7,982	526,812
TrueBlue, Inc. (a)	6,487	100,094
Upwork, Inc. (a)	10,605	159,287
Verisk Analytics, Inc.	29,076	5,486,932
Willdan Group, Inc. (a)(b)	2,028	50,010
		32,264,991
Road & Rail - 0.9%
AMERCO	1,396	443,551
ArcBest Corp.	5,640	171,400
Avis Budget Group, Inc. (a)(b)	9,619	249,132
Covenant Transport Group, Inc. Class A (a)	1,961	33,043
CSX Corp.	137,061	9,777,932
Heartland Express, Inc.	7,976	161,793
J.B. Hunt Transport Services, Inc.	15,142	1,959,375
Kansas City Southern	16,880	2,900,828
Knight-Swift Transportation Holdings, Inc. Class A	21,865	950,909
Landstar System, Inc.	6,838	832,732
Lyft, Inc. (a)	38,369	1,121,526
Marten Transport Ltd.	6,600	175,692
Norfolk Southern Corp.	45,630	8,770,542
Old Dominion Freight Lines, Inc.	16,788	3,069,182
Ryder System, Inc.	9,130	334,432
Saia, Inc. (a)	4,494	536,808
Schneider National, Inc. Class B	5,879	147,739
Union Pacific Corp.	121,064	20,986,444
Universal Logistics Holdings, Inc.	849	15,596
Werner Enterprises, Inc.	10,499	461,799
YRC Worldwide, Inc. (a)(b)	3,002	8,165
		53,108,620
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	19,262	505,050
Applied Industrial Technologies, Inc.	6,563	414,257
Beacon Roofing Supply, Inc. (a)	11,463	357,187
BlueLinx Corp. (a)(b)	1,245	17,069
BMC Stock Holdings, Inc. (a)	11,931	305,434
CAI International, Inc.	2,882	49,599
DXP Enterprises, Inc. (a)	2,277	38,436
Fastenal Co.	101,999	4,798,033
Foundation Building Materials, Inc. (a)	3,105	42,632
GATX Corp. (b)	5,943	362,464
GMS, Inc. (a)	7,128	167,009
H&E Equipment Services, Inc.	5,441	95,707
HD Supply Holdings, Inc. (a)	29,943	1,050,999
Herc Holdings, Inc. (a)	4,415	148,079
MRC Global, Inc. (a)	14,723	87,602
MSC Industrial Direct Co., Inc. Class A	8,144	537,585
Now, Inc. (a)	17,411	137,199
Rush Enterprises, Inc. Class A	4,870	231,715
SiteOne Landscape Supply, Inc. (a)(b)	7,445	953,183
Textainer Group Holdings Ltd. (a)	8,782	74,120
Titan Machinery, Inc. (a)	2,256	24,511
Triton International Ltd.	10,551	332,040
United Rentals, Inc. (a)	12,747	1,980,501
Univar, Inc. (a)	23,354	412,665
Veritiv Corp. (a)	1,527	23,378
W.W. Grainger, Inc.	7,736	2,642,076
Watsco, Inc.	5,789	1,366,609
WESCO International, Inc. (a)	9,634	374,474
		17,529,613
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	13,573	406,647

TOTAL INDUSTRIALS		484,850,895

INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	6,677	453,902
ADTRAN, Inc.	8,928	110,886
Applied Optoelectronics, Inc. (a)(b)	2,479	35,227
Arista Networks, Inc. (a)(b)	9,599	2,493,532
CalAmp Corp. (a)	4,760	37,509
Calix Networks, Inc. (a)	8,875	182,026
Casa Systems, Inc. (a)	6,632	37,206
Ciena Corp. (a)	27,311	1,625,278
Cisco Systems, Inc.	756,315	35,622,437
CommScope Holding Co., Inc. (a)	34,842	323,334
Comtech Telecommunications Corp.	4,079	66,977
Digi International, Inc. (a)	4,996	60,552
EchoStar Holding Corp. Class A (a)	8,011	218,700
Extreme Networks, Inc. (a)	20,163	91,742
F5 Networks, Inc. (a)	10,895	1,480,631
Harmonic, Inc. (a)	21,010	117,236
Infinera Corp. (a)(b)	27,542	217,306
Inseego Corp. (a)(b)	13,454	181,360
InterDigital, Inc.	5,306	318,466
Juniper Networks, Inc.	59,621	1,513,181
Lumentum Holdings, Inc. (a)	13,735	1,275,020
Motorola Solutions, Inc.	30,239	4,227,412
NETGEAR, Inc. (a)	5,585	171,739
NetScout Systems, Inc. (a)	11,040	281,078
Plantronics, Inc. (b)	5,723	114,403
Sonus Networks, Inc. (a)	16,764	73,762
Ubiquiti, Inc.	2,175	403,028
ViaSat, Inc. (a)	10,065	382,067
Viavi Solutions, Inc. (a)	40,877	565,329
		52,681,326
Electronic Equipment & Components - 0.8%
Akoustis Technologies, Inc. (a)(b)	4,753	37,739
Amphenol Corp. Class A	52,583	5,561,178
Arlo Technologies, Inc. (a)	12,734	53,737
Arrow Electronics, Inc. (a)	13,817	989,574
Avnet, Inc.	18,832	503,191
Badger Meter, Inc.	5,558	347,931
Belden, Inc.	6,667	210,677
Benchmark Electronics, Inc.	7,057	143,681
CDW Corp.	25,166	2,925,548
Cognex Corp.	30,271	2,024,222
Coherent, Inc. (a)	4,468	620,292
Corning, Inc.	134,547	4,170,957
CTS Corp.	5,494	109,111
Dolby Laboratories, Inc. Class A	11,626	809,170
ePlus, Inc. (a)	2,359	175,840
Fabrinet (a)	6,427	466,793
FARO Technologies, Inc. (a)	2,931	175,362
Fitbit, Inc. (a)	38,490	251,725
FLIR Systems, Inc.	23,817	992,216
II-VI, Inc. (a)	17,152	869,949
Insight Enterprises, Inc. (a)	6,521	325,007
IPG Photonics Corp. (a)	6,347	1,136,176
Itron, Inc. (a)	6,439	447,897
Jabil, Inc.	25,235	879,692
Keysight Technologies, Inc. (a)	33,275	3,323,840
Knowles Corp. (a)	15,345	234,165
Littelfuse, Inc.	4,476	795,161
Luna Innovations, Inc. (a)(b)	3,990	22,623
Methode Electronics, Inc. Class A	6,133	172,951
MTS Systems Corp.	3,398	63,033
Napco Security Technolgies, Inc. (a)	1,970	51,969
National Instruments Corp.	21,248	754,304
nLIGHT, Inc. (a)	5,623	130,285
Novanta, Inc. (a)	6,328	656,087
OSI Systems, Inc. (a)	3,338	236,864
Par Technology Corp. (a)(b)	2,375	73,055
PC Connection, Inc.	1,895	82,812
Plexus Corp. (a)	4,919	365,433
Rogers Corp. (a)	3,416	407,153
Sanmina Corp. (a)	12,677	376,253
ScanSource, Inc. (a)	4,492	103,091
SYNNEX Corp.	7,299	910,477
TE Connectivity Ltd.	58,684	5,226,984
Trimble, Inc. (a)	44,121	1,963,826
TTM Technologies, Inc. (a)	16,658	205,060
Vishay Intertechnology, Inc.	22,793	357,622
Vishay Precision Group, Inc. (a)	1,588	40,415
Zebra Technologies Corp. Class A (a)	9,516	2,671,617
		43,452,745
IT Services - 5.5%
Accenture PLC Class A	113,591	25,532,985
Akamai Technologies, Inc. (a)	28,832	3,241,870
Alliance Data Systems Corp.	7,406	328,530
Amdocs Ltd.	24,133	1,498,659
Automatic Data Processing, Inc.	76,841	10,212,937
Black Knight, Inc. (a)	26,525	1,987,253
Booz Allen Hamilton Holding Corp. Class A	24,432	1,997,560
Brightcove, Inc. (a)	6,503	68,802
Broadridge Financial Solutions, Inc.	20,394	2,739,730
CACI International, Inc. Class A (a)	4,564	948,490
Cardtronics PLC (a)(b)	6,004	134,069
Cass Information Systems, Inc.	1,980	70,943
Cognizant Technology Solutions Corp. Class A	96,242	6,575,253
Conduent, Inc. (a)	28,691	54,800
CSG Systems International, Inc.	5,924	249,578
DXC Technology Co.	46,030	824,397
Endurance International Group Holdings, Inc. (a)	13,414	76,057
EPAM Systems, Inc. (a)	10,011	2,903,991
Euronet Worldwide, Inc. (a)	9,427	906,312
EVERTEC, Inc.	11,481	356,485
EVO Payments, Inc. Class A (a)	7,198	163,323
ExlService Holdings, Inc. (a)	5,848	374,623
Fastly, Inc. Class A (a)	3,282	316,680
Fidelity National Information Services, Inc.	110,173	16,119,412
Fiserv, Inc. (a)	100,637	10,042,566
FleetCor Technologies, Inc. (a)	14,888	3,849,590
Gartner, Inc. (a)	15,764	1,964,825
Genpact Ltd.	26,908	1,071,477
Global Payments, Inc.	53,470	9,518,729
GoDaddy, Inc. (a)	29,354	2,062,999
GreenSky, Inc. Class A (a)	7,894	44,562
GTT Communications, Inc. (a)(b)	5,841	36,798
Hackett Group, Inc.	4,807	66,289
i3 Verticals, Inc. Class A (a)(b)	2,508	60,643
IBM Corp.	158,367	19,469,639
International Money Express, Inc. (a)	4,671	62,965
Jack Henry & Associates, Inc.	13,652	2,434,152
KBR, Inc.	25,843	574,748
Leidos Holdings, Inc.	23,485	2,234,833
Limelight Networks, Inc. (a)	21,206	132,962
Liveramp Holdings, Inc. (a)	12,135	552,992
ManTech International Corp. Class A	4,672	325,078
MasterCard, Inc. Class A	157,549	48,608,593
Maximus, Inc.	11,355	842,655
MongoDB, Inc. Class A (a)(b)	6,562	1,503,223
NIC, Inc.	11,681	256,048
Okta, Inc. (a)	20,633	4,559,480
Paychex, Inc.	56,651	4,074,340
PayPal Holdings, Inc. (a)	209,357	41,048,627
Paysign, Inc. (a)(b)	4,632	43,263
Perficient, Inc. (a)	5,632	220,831
Perspecta, Inc.	25,056	536,198
Repay Holdings Corp. (a)	6,682	147,873
Sabre Corp.	47,329	357,807
Science Applications International Corp.	9,306	744,294
Square, Inc. (a)	60,992	7,919,811
Switch, Inc. Class A	10,488	188,679
Sykes Enterprises, Inc. (a)	6,750	185,355
The Western Union Co.	72,758	1,766,564
Ttec Holdings, Inc.	3,001	142,427
Twilio, Inc. Class A (a)	22,853	6,339,879
Unisys Corp. (a)	9,169	109,019
VeriSign, Inc. (a)	18,036	3,817,860
Verra Mobility Corp. (a)	22,248	227,597
Virtusa Corp. (a)	5,078	206,167
Visa, Inc. Class A	300,516	57,218,246
WEX, Inc. (a)	7,845	1,242,413
		314,495,835
Semiconductors & Semiconductor Equipment - 4.5%
ACM Research, Inc. (a)(b)	1,554	149,091
Advanced Energy Industries, Inc. (a)	6,685	491,815
Advanced Micro Devices, Inc. (a)	209,086	16,189,529
Alpha & Omega Semiconductor Ltd. (a)	3,379	36,797
Ambarella, Inc. (a)	5,293	239,667
Amkor Technology, Inc. (a)	17,801	242,005
Analog Devices, Inc.	66,114	7,593,193
Applied Materials, Inc.	163,178	10,497,241
Axcelis Technologies, Inc. (a)	5,321	156,544
Broadcom, Inc.	71,310	22,587,443
Brooks Automation, Inc.	12,621	687,213
Cabot Microelectronics Corp. (b)	5,245	790,526
Ceva, Inc. (a)	4,122	165,704
Cirrus Logic, Inc. (a)	10,350	709,286
Cohu, Inc.	7,375	138,871
Cree, Inc. (a)	19,259	1,327,330
Diodes, Inc. (a)	7,669	394,570
DSP Group, Inc. (a)	4,142	61,509
Enphase Energy, Inc. (a)	14,141	853,551
Entegris, Inc.	24,138	1,735,764
First Solar, Inc. (a)(b)	13,590	809,285
FormFactor, Inc. (a)	14,621	421,670
Ichor Holdings Ltd. (a)	4,295	140,962
Impinj, Inc. (a)	2,522	59,519
Inphi Corp. (a)	8,760	1,144,582
Intel Corp.	754,758	36,024,599
KLA-Tencor Corp.	27,541	5,503,518
Kulicke & Soffa Industries, Inc.	10,700	253,590
Lam Research Corp.	25,832	9,742,797
Lattice Semiconductor Corp. (a)	24,361	757,383
MACOM Technology Solutions Holdings, Inc. (a)	7,920	334,699
Marvell Technology Group Ltd.	117,659	4,291,024
Maxim Integrated Products, Inc.	47,141	3,209,831
MaxLinear, Inc. Class A (a)	11,774	298,471
Microchip Technology, Inc.	43,549	4,430,240
Micron Technology, Inc. (a)	198,003	9,911,040
MKS Instruments, Inc.	9,789	1,247,510
Monolithic Power Systems, Inc.	7,421	1,966,639
NeoPhotonics Corp. (a)	7,202	65,610
NVE Corp.	999	54,186
NVIDIA Corp.	109,665	46,562,662
ON Semiconductor Corp. (a)	73,013	1,504,068
Onto Innovation, Inc. (a)	8,937	337,997
PDF Solutions, Inc. (a)	5,500	135,190
Photronics, Inc. (a)	11,623	138,081
Power Integrations, Inc.	5,114	624,061
Qorvo, Inc. (a)	20,378	2,611,441
Qualcomm, Inc.	200,785	21,204,904
Rambus, Inc. (a)	20,658	304,912
Semtech Corp. (a)	11,520	642,010
Silicon Laboratories, Inc. (a)	7,557	759,554
Skyworks Solutions, Inc.	29,648	4,316,156
SMART Global Holdings, Inc. (a)	3,259	90,894
SolarEdge Technologies, Inc. (a)	8,977	1,571,873
SunPower Corp. (a)(b)	14,887	138,896
Synaptics, Inc. (a)	5,864	469,237
Teradyne, Inc.	29,669	2,639,354
Texas Instruments, Inc.	163,806	20,893,455
Ultra Clean Holdings, Inc. (a)	6,423	193,268
Universal Display Corp.	7,525	1,312,736
Veeco Instruments, Inc. (a)(b)	8,029	108,552
Xilinx, Inc.	43,110	4,627,859
		256,901,964
Software - 9.1%
2U, Inc.(a)	11,277	531,090
8x8, Inc. (a)(b)	18,022	286,550
A10 Networks, Inc. (a)	10,022	80,978
ACI Worldwide, Inc. (a)	20,655	553,347
Adobe, Inc. (a)	85,965	38,195,969
Agilysys, Inc. (a)	3,545	74,303
Alarm.com Holdings, Inc. (a)	7,466	522,919
Altair Engineering, Inc. Class A (a)(b)	6,494	261,708
Alteryx, Inc. Class A (a)(b)	8,717	1,529,746
Anaplan, Inc. (a)	16,642	755,713
ANSYS, Inc. (a)	15,318	4,757,771
AppFolio, Inc. (a)	2,596	361,415
Appian Corp. Class A (a)(b)	5,792	294,639
Aspen Technology, Inc. (a)	12,108	1,177,624
Asure Software, Inc. (a)	2,917	18,815
Autodesk, Inc. (a)	39,204	9,269,002
Avalara, Inc. (a)	12,424	1,670,407
Avaya Holdings Corp. (a)	13,870	175,594
Benefitfocus, Inc. (a)	4,137	48,444
Blackbaud, Inc.	8,994	562,485
BlackLine, Inc. (a)	7,741	688,252
Bottomline Technologies, Inc. (a)	6,416	309,636
Box, Inc. Class A (a)	25,970	466,162
Cadence Design Systems, Inc. (a)	49,753	5,435,515
CDK Global, Inc.	21,113	959,797
Cerence, Inc. (a)(b)	6,058	240,260
Ceridian HCM Holding, Inc. (a)	18,111	1,417,910
Citrix Systems, Inc.	20,663	2,949,850
Cloudera, Inc. (a)	43,960	495,429
CommVault Systems, Inc. (a)	7,185	316,715
Cornerstone OnDemand, Inc. (a)	9,702	344,518
Coupa Software, Inc. (a)	11,856	3,633,271
Crowdstrike Holdings, Inc. (a)	3,519	398,351
Digimarc Corp. (a)(b)	2,002	28,148
Digital Turbine, Inc. (a)	10,950	151,986
DocuSign, Inc. (a)	23,132	5,015,712
Domo, Inc. Class B (a)	3,510	112,952
Dropbox, Inc. Class A (a)	41,196	937,209
Dynatrace, Inc.	27,867	1,165,677
Ebix, Inc. (b)	3,830	84,471
Elastic NV (a)	5,960	573,292
Envestnet, Inc. (a)	9,623	781,388
Everbridge, Inc. (a)	6,251	892,643
Fair Isaac Corp. (a)	5,146	2,260,072
FireEye, Inc. (a)(b)	39,780	600,678
Five9, Inc. (a)	10,856	1,311,622
Forescout Technologies, Inc. (a)	7,123	206,496
Fortinet, Inc. (a)	23,926	3,308,966
Globalscape, Inc.	2,380	22,681
Guidewire Software, Inc. (a)	14,814	1,743,015
HubSpot, Inc. (a)	7,263	1,703,972
Intelligent Systems Corp. (a)(b)	2,098	63,611
Intuit, Inc.	46,595	14,275,310
j2 Global, Inc. (a)	8,258	468,394
LivePerson, Inc. (a)(b)	11,031	474,112
LogMeIn, Inc.	8,606	738,481
Manhattan Associates, Inc. (a)	11,585	1,109,727
Microsoft Corp.	1,351,584	277,088,236
MicroStrategy, Inc. Class A (a)	1,413	175,099
Mitek Systems, Inc. (a)	7,898	81,033
MobileIron, Inc. (a)	14,961	93,207
Model N, Inc. (a)	4,341	166,955
New Relic, Inc. (a)	9,106	645,706
Nortonlifelock, Inc.	96,704	2,074,301
Nuance Communications, Inc. (a)	50,708	1,386,864
Nutanix, Inc. Class A (a)	26,611	590,498
Onespan, Inc. (a)	6,063	188,802
Oracle Corp.	371,118	20,578,493
Palo Alto Networks, Inc. (a)	17,198	4,401,312
Parametric Technology Corp. (a)	18,530	1,585,427
Pareteum Corp. (a)(b)	7,391	5,152
Paycom Software, Inc. (a)	8,585	2,441,316
Paylocity Holding Corp. (a)(b)	6,431	856,609
Pegasystems, Inc.	7,009	819,282
Pluralsight, Inc. (a)	18,552	392,746
Progress Software Corp.	7,560	263,542
Proofpoint, Inc. (a)	10,093	1,167,457
PROS Holdings, Inc. (a)	6,771	220,938
Q2 Holdings, Inc. (a)	8,497	799,143
QAD, Inc. Class A	2,013	79,534
Qualys, Inc. (a)	5,748	709,763
Rapid7, Inc. (a)	7,694	458,332
RealPage, Inc. (a)	16,034	1,010,302
RingCentral, Inc. (a)	13,703	3,977,570
SailPoint Technologies Holding, Inc. (a)	15,479	487,589
Salesforce.com, Inc. (a)	160,817	31,335,192
SecureWorks Corp. (a)	830	9,927
ServiceNow, Inc. (a)	34,062	14,960,030
ShotSpotter, Inc. (a)(b)	1,573	36,242
Smartsheet, Inc. (a)	16,045	765,988
Smith Micro Software, Inc. (a)(b)	4,384	18,106
SolarWinds, Inc. (a)(b)	11,127	204,292
Splunk, Inc. (a)	28,299	5,937,696
SPS Commerce, Inc. (a)	6,180	464,551
SS&C Technologies Holdings, Inc.	40,022	2,301,265
SurveyMonkey (a)	15,242	365,503
Synchronoss Technologies, Inc. (a)	6,287	20,747
Synopsys, Inc. (a)	26,876	5,354,237
TeleNav, Inc. (a)	6,845	35,491
Tenable Holdings, Inc. (a)	7,258	246,264
Teradata Corp. (a)	20,777	436,317
The Trade Desk, Inc. (a)(b)	7,268	3,280,194
Tyler Technologies, Inc. (a)	7,133	2,548,264
Upland Software, Inc. (a)(b)	3,585	123,396
Varonis Systems, Inc. (a)	5,745	622,471
Verint Systems, Inc. (a)	11,612	521,263
VirnetX Holding Corp. (b)	11,331	58,581
VMware, Inc. Class A (a)(b)	14,091	1,975,699
Workday, Inc. Class A (a)	29,300	5,300,956
Workiva, Inc. (a)	6,460	361,114
Xperi Holding Corp.	21,946	404,684
Yext, Inc. (a)(b)	15,972	268,649
Zendesk, Inc. (a)	20,241	1,844,967
Zix Corp. (a)	10,195	72,537
Zoom Video Communications, Inc. Class A (a)	5,147	1,306,875
Zscaler, Inc. (a)(b)	11,691	1,518,076
Zuora, Inc. (a)	12,196	141,961
		522,401,543
Technology Hardware, Storage & Peripherals - 5.7%
3D Systems Corp. (a)(b)	21,238	139,958
Apple, Inc.	726,114	308,627,478
Avid Technology, Inc. (a)	5,814	47,849
Dell Technologies, Inc. (a)	27,650	1,654,300
Diebold Nixdorf, Inc. (a)(b)	12,171	84,832
Hewlett Packard Enterprise Co.	228,593	2,256,213
HP, Inc.	253,735	4,460,661
Immersion Corp. (a)	8,071	54,479
NCR Corp. (a)	22,236	409,809
NetApp, Inc.	39,168	1,735,142
Pure Storage, Inc. Class A (a)	40,939	731,171
Seagate Technology LLC	40,576	1,834,847
Western Digital Corp.	53,132	2,289,989
Xerox Holdings Corp.	32,073	534,015
		324,860,743

TOTAL INFORMATION TECHNOLOGY		1,514,794,156

MATERIALS - 2.7%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc. (b)	3,013	12,534
AdvanSix, Inc. (a)	5,563	69,259
Air Products & Chemicals, Inc.	39,449	11,307,267
Albemarle Corp. U.S.	19,074	1,572,842
American Vanguard Corp.	3,897	52,454
Amyris, Inc. (a)(b)	14,254	61,007
Ashland Global Holdings, Inc.	11,353	856,924
Axalta Coating Systems Ltd. (a)	36,261	804,994
Balchem Corp.	5,579	559,351
Cabot Corp.	9,634	351,448
Celanese Corp. Class A	20,921	2,033,521
CF Industries Holdings, Inc.	39,206	1,228,324
Chase Corp. (b)	1,367	137,466
Corteva, Inc.	133,727	3,819,243
Dow, Inc.	132,224	5,429,117
DuPont de Nemours, Inc.	130,500	6,979,140
Eastman Chemical Co.	24,671	1,841,197
Ecolab, Inc.	44,025	8,236,197
Element Solutions, Inc. (a)	37,517	407,435
Ferro Corp. (a)	13,958	163,169
FMC Corp.	23,103	2,450,073
GCP Applied Technologies, Inc. (a)	9,238	210,811
H.B. Fuller Co.	9,395	425,969
Huntsman Corp.	36,749	679,857
Ingevity Corp. (a)(b)	7,432	434,623
Innospec, Inc.	4,306	323,682
International Flavors & Fragrances, Inc. (b)	18,962	2,388,264
Intrepid Potash, Inc. (a)	11,384	10,315
Koppers Holdings, Inc. (a)	3,554	89,454
Kraton Performance Polymers, Inc. (a)	5,681	74,705
Kronos Worldwide, Inc.	3,880	43,611
Linde PLC	93,747	22,978,327
Livent Corp. (a)(b)	24,700	154,869
LyondellBasell Industries NV Class A	45,482	2,843,535
Minerals Technologies, Inc.	6,191	290,234
NewMarket Corp.	1,311	491,376
Olin Corp.	28,899	324,825
PolyOne Corp.	15,785	377,262
PPG Industries, Inc.	41,732	4,492,450
PQ Group Holdings, Inc. (a)	7,114	87,289
Quaker Chemical Corp. (b)	2,368	459,392
Rayonier Advanced Materials, Inc. (a)	5,666	16,488
RPM International, Inc.	22,933	1,871,103
Sensient Technologies Corp.	7,306	381,446
Sherwin-Williams Co.	14,373	9,312,554
Stepan Co.	3,564	389,189
The Chemours Co. LLC	28,056	519,878
The Mosaic Co.	62,489	841,727
The Scotts Miracle-Gro Co. Class A	7,022	1,113,479
Tredegar Corp.	4,991	79,257
Trinseo SA	6,845	148,537
Tronox Holdings PLC	17,192	131,003
Valvoline, Inc.	33,996	697,598
Venator Materials PLC (a)	4,706	8,141
W.R. Grace & Co.	10,280	474,216
Westlake Chemical Corp.	5,906	321,877
		101,860,305
Construction Materials - 0.1%
Eagle Materials, Inc.	7,711	618,654
Forterra, Inc. (a)	2,986	38,788
Martin Marietta Materials, Inc.	11,055	2,290,375
Summit Materials, Inc. (a)	20,266	298,316
U.S. Concrete, Inc. (a)	2,911	72,251
Vulcan Materials Co.	23,679	2,780,388
		6,098,772
Containers & Packaging - 0.4%
Amcor PLC	280,654	2,890,736
Aptargroup, Inc.	11,302	1,301,990
Avery Dennison Corp.	14,756	1,672,445
Ball Corp.	58,428	4,302,054
Berry Global Group, Inc. (a)	23,697	1,184,613
Crown Holdings, Inc. (a)	23,904	1,711,048
Graphic Packaging Holding Co.	51,470	717,492
Greif, Inc. Class A	4,542	158,016
International Paper Co.	70,014	2,435,787
Myers Industries, Inc.	5,430	81,776
O-I Glass, Inc.	26,180	273,319
Packaging Corp. of America	16,702	1,605,396
Sealed Air Corp.	28,243	1,007,710
Silgan Holdings, Inc.	13,649	522,074
Sonoco Products Co.	18,102	936,597
UFP Technologies, Inc. (a)	1,206	52,027
WestRock Co.	46,111	1,238,541
		22,091,621
Metals & Mining - 0.4%
Alcoa Corp. (a)	32,086	417,118
Allegheny Technologies, Inc. (a)	21,917	190,459
Arconic Rolled Products Corp. (a)	17,220	280,514
Carpenter Technology Corp.	8,327	186,192
Century Aluminum Co. (a)	9,417	82,022
Cleveland-Cliffs, Inc. (b)	72,506	375,581
Coeur d'Alene Mines Corp. (a)	45,025	357,048
Commercial Metals Co.	20,977	433,804
Compass Minerals International, Inc.	5,916	301,361
Contura Energy, Inc. (a)	3,908	15,515
Freeport-McMoRan, Inc.	257,587	3,328,024
Gold Resource Corp.	10,030	44,032
Haynes International, Inc.	1,562	28,678
Hecla Mining Co.	93,773	517,627
Kaiser Aluminum Corp.	2,740	169,743
Materion Corp.	3,670	210,731
McEwen Mining, Inc. (a)(b)	55,461	76,536
Newmont Corp.	142,773	9,879,892
Nucor Corp.	53,598	2,248,436
Reliance Steel & Aluminum Co.	11,236	1,104,049
Royal Gold, Inc.	11,662	1,631,864
Ryerson Holding Corp. (a)	2,174	12,240
Schnitzer Steel Industries, Inc. Class A	5,471	100,666
Steel Dynamics, Inc.	38,365	1,051,585
SunCoke Energy, Inc.	15,219	48,549
TimkenSteel Corp. (a)(b)	6,610	24,259
United States Steel Corp. (b)	43,530	289,910
Warrior Metropolitan Coal, Inc.	9,156	145,764
Worthington Industries, Inc.	6,348	237,542
		23,789,741
Paper & Forest Products - 0.0%
Boise Cascade Co.	7,405	344,999
Clearwater Paper Corp. (a)	2,837	104,742
Domtar Corp.	10,878	228,329
Louisiana-Pacific Corp.	19,884	629,726
Mercer International, Inc. (SBI)	7,745	57,700
Neenah, Inc.	2,815	125,577
P.H. Glatfelter Co.	7,337	116,878
Resolute Forest Products (a)	15,293	46,338
Schweitzer-Mauduit International, Inc.	5,033	163,723
Verso Corp.	5,838	71,282
		1,889,294

TOTAL MATERIALS		155,729,733

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Acadia Realty Trust (SBI)	15,047	181,166
Agree Realty Corp.	10,261	687,179
Alexander & Baldwin, Inc.	11,693	138,211
Alexanders, Inc.	370	93,162
Alexandria Real Estate Equities, Inc.	22,519	3,998,248
American Assets Trust, Inc.	8,306	224,262
American Campus Communities, Inc.	24,371	868,582
American Finance Trust, Inc.	18,327	133,879
American Homes 4 Rent Class A	45,792	1,327,968
American Tower Corp.	78,979	20,644,321
Americold Realty Trust	36,070	1,455,425
Apartment Investment & Management Co. Class A	26,375	1,023,878
Apple Hospitality (REIT), Inc.	38,026	335,389
Armada Hoffler Properties, Inc.	9,338	90,018
Ashford Hospitality Trust, Inc.	1,117	4,379
AvalonBay Communities, Inc.	25,227	3,862,758
Bluerock Residential Growth (REIT), Inc.	2,998	21,706
Boston Properties, Inc.	25,432	2,265,737
Braemar Hotels & Resorts, Inc.	4,147	10,119
Brandywine Realty Trust (SBI)	29,588	320,438
Brixmor Property Group, Inc.	53,063	610,755
Camden Property Trust (SBI)	17,396	1,579,731
CareTrust (REIT), Inc.	16,292	293,582
CatchMark Timber Trust, Inc.	7,096	69,257
CBL & Associates Properties, Inc. (a)(b)	17,454	3,191
Chatham Lodging Trust	7,940	41,367
City Office REIT, Inc.	9,520	82,348
Colony Capital, Inc.	88,287	169,511
Columbia Property Trust, Inc.	20,108	240,492
Community Healthcare Trust, Inc.	3,497	159,918
CoreCivic, Inc.	22,717	202,408
CorEnergy Infrastructure Trust, Inc.	2,534	22,198
CorePoint Lodging, Inc.	7,547	42,188
CoreSite Realty Corp.	7,121	918,965
Corporate Office Properties Trust (SBI)	20,844	551,949
Cousins Properties, Inc.	27,722	851,620
Crown Castle International Corp.	74,129	12,357,304
CubeSmart	33,750	1,001,363
CyrusOne, Inc.	20,672	1,724,458
DiamondRock Hospitality Co.	34,417	159,007
Digital Realty Trust, Inc.	47,850	7,681,839
Douglas Emmett, Inc.	29,812	868,722
Duke Realty Corp.	66,029	2,653,706
Easterly Government Properties, Inc.	13,221	323,253
EastGroup Properties, Inc.	6,867	910,976
Empire State Realty Trust, Inc.	24,120	159,192
EPR Properties	14,354	410,955
Equinix, Inc.	15,744	12,366,597
Equity Commonwealth	21,793	688,005
Equity Lifestyle Properties, Inc.	32,543	2,223,338
Equity Residential (SBI)	62,422	3,347,692
Essential Properties Realty Trust, Inc.	17,118	275,600
Essex Property Trust, Inc.	11,762	2,596,344
Extra Space Storage, Inc.	22,978	2,374,547
Federal Realty Investment Trust (SBI)	12,091	922,543
First Industrial Realty Trust, Inc.	22,180	974,146
Four Corners Property Trust, Inc.	11,901	299,905
Franklin Street Properties Corp.	18,515	97,204
Front Yard Residential Corp. Class B	9,293	80,570
Gaming & Leisure Properties	36,705	1,329,088
Getty Realty Corp.	7,462	221,099
Gladstone Commercial Corp.	5,571	101,392
Gladstone Land Corp.	3,695	59,416
Global Medical REIT, Inc.	5,640	67,060
Global Net Lease, Inc.	15,080	251,082
Government Properties Income Trust	8,273	208,066
HCP, Inc.	97,409	2,658,292
Healthcare Realty Trust, Inc.	23,669	693,502
Healthcare Trust of America, Inc.	40,507	1,118,398
Hersha Hospitality Trust	6,731	32,040
Highwoods Properties, Inc. (SBI)	19,629	752,576
Hospitality Properties Trust (SBI)	29,518	197,771
Host Hotels & Resorts, Inc.	127,560	1,375,097
Hudson Pacific Properties, Inc.	28,262	666,135
Independence Realty Trust, Inc.	16,170	185,955
Industrial Logistics Properties Trust	11,391	240,464
Investors Real Estate Trust	2,099	151,758
Invitation Homes, Inc.	97,763	2,915,293
Iron Mountain, Inc.	52,337	1,475,380
iStar Financial, Inc.	14,457	167,846
JBG SMITH Properties	22,186	643,616
Jernigan Capital, Inc.	3,361	47,088
Kilroy Realty Corp.	19,552	1,139,295
Kimco Realty Corp.	78,063	870,402
Kite Realty Group Trust	15,868	156,617
Lamar Advertising Co. Class A	15,466	1,016,580
Lexington Corporate Properties Trust	52,157	605,021
Life Storage, Inc.	8,195	804,175
LTC Properties, Inc.	7,281	270,489
Mack-Cali Realty Corp.	15,377	221,736
Medical Properties Trust, Inc.	95,395	1,920,301
Mid-America Apartment Communities, Inc.	20,628	2,458,651
Monmouth Real Estate Investment Corp. Class A	16,684	240,750
National Health Investors, Inc.	7,997	495,814
National Retail Properties, Inc.	30,985	1,098,418
National Storage Affiliates Trust	10,144	312,638
New Senior Investment Group, Inc.	14,614	49,688
NexPoint Residential Trust, Inc.	3,610	138,010
Omega Healthcare Investors, Inc.	40,795	1,320,942
Outfront Media, Inc.	26,353	379,747
Paramount Group, Inc.	34,626	246,883
Park Hotels & Resorts, Inc.	43,373	358,695
Pebblebrook Hotel Trust	22,230	235,638
Pennsylvania Real Estate Investment Trust (SBI) (b)	7,451	8,792
Physicians Realty Trust	38,249	690,012
Piedmont Office Realty Trust, Inc. Class A	25,146	407,617
Plymouth Industrial REIT, Inc.	2,686	35,643
Potlatch Corp.	11,747	502,889
Preferred Apartment Communities, Inc. Class A	8,385	60,624
Prologis, Inc.	131,422	13,854,507
PS Business Parks, Inc.	3,625	500,069
Public Storage	26,854	5,367,578
QTS Realty Trust, Inc. Class A	10,569	760,440
Ramco-Gershenson Properties Trust (SBI)	13,150	81,793
Rayonier, Inc.	24,466	679,665
Realty Income Corp.	61,415	3,687,971
Regency Centers Corp.	30,085	1,234,388
Retail Opportunity Investments Corp.	20,202	219,596
Retail Properties America, Inc.	39,017	248,148
Retail Value, Inc.	2,050	25,953
Rexford Industrial Realty, Inc.	22,810	1,070,473
RLJ Lodging Trust	28,959	231,962
Ryman Hospitality Properties, Inc.	9,786	313,348
Sabra Health Care REIT, Inc.	36,785	542,211
Safety Income and Growth, Inc.	2,138	107,819
Saul Centers, Inc.	2,108	64,737
SBA Communications Corp. Class A	19,837	6,180,019
Senior Housing Properties Trust (SBI)	39,038	152,053
Seritage Growth Properties (a)(b)	5,844	54,408
Simon Property Group, Inc.	54,463	3,395,768
SITE Centers Corp.	25,139	184,269
SL Green Realty Corp.	14,293	664,625
Spirit Realty Capital, Inc.	18,138	625,035
Stag Industrial, Inc.	27,390	892,914
Store Capital Corp.	40,862	968,021
Summit Hotel Properties, Inc.	17,892	92,681
Sun Communities, Inc.	17,664	2,648,364
Sunstone Hotel Investors, Inc.	42,259	316,097
Tanger Factory Outlet Centers, Inc. (b)	16,408	105,503
Taubman Centers, Inc.	10,907	422,319
Terreno Realty Corp.	12,025	730,639
The GEO Group, Inc.	21,131	224,623
The Macerich Co. (b)	19,703	150,334
UDR, Inc.	52,181	1,888,952
UMH Properties, Inc.	7,969	98,019
Uniti Group, Inc.	33,016	326,858
Universal Health Realty Income Trust (SBI)	2,214	154,050
Urban Edge Properties	19,728	206,749
Urstadt Biddle Properties, Inc. Class A	5,258	51,581
Ventas, Inc.	67,078	2,573,112
VEREIT, Inc.	197,084	1,283,017
VICI Properties, Inc.	83,007	1,802,082
Vornado Realty Trust	28,818	994,797
Washington Prime Group, Inc. (b)	31,649	23,227
Washington REIT (SBI)	15,293	341,951
Weingarten Realty Investors (SBI)	22,479	383,492
Welltower, Inc.	73,954	3,960,976
Weyerhaeuser Co.	132,319	3,679,791
Whitestone REIT Class B	7,110	46,926
WP Carey, Inc.	30,860	2,202,478
Xenia Hotels & Resorts, Inc.	19,224	153,023
		196,597,463
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	1,784	23,959
CBRE Group, Inc. (a)	59,302	2,598,021
Cto Realty Growth, Inc.	895	35,478
eXp World Holdings, Inc. (a)(b)	4,193	83,315
Forestar Group, Inc. (a)	2,799	48,451
Howard Hughes Corp. (a)	8,378	445,626
Jones Lang LaSalle, Inc.	9,251	915,016
Kennedy-Wilson Holdings, Inc.	22,564	334,850
Marcus & Millichap, Inc. (a)	4,014	109,341
Newmark Group, Inc.	26,847	109,267
RE/MAX Holdings, Inc.	3,070	99,376
Realogy Holdings Corp. (b)	19,381	175,592
Redfin Corp. (a)	16,260	676,091
The RMR Group, Inc.	2,666	76,674
The St. Joe Co. (a)(b)	5,659	116,632
		5,847,689

TOTAL REAL ESTATE		202,445,152

UTILITIES - 3.0%
Electric Utilities - 1.8%
Allete, Inc.	9,580	568,094
Alliant Energy Corp.	44,094	2,374,462
American Electric Power Co., Inc.	88,473	7,686,534
Avangrid, Inc.	10,094	502,580
Duke Energy Corp.	131,063	11,106,279
Edison International	66,998	3,729,779
Entergy Corp.	35,521	3,734,323
Evergy, Inc.	40,218	2,607,333
Eversource Energy	60,055	5,409,154
Exelon Corp.	173,468	6,697,599
FirstEnergy Corp.	96,153	2,788,437
Hawaiian Electric Industries, Inc.	19,599	710,660
IDACORP, Inc.	8,951	834,681
MGE Energy, Inc.	6,246	414,297
NextEra Energy, Inc.	87,238	24,487,707
NRG Energy, Inc.	43,216	1,461,133
OGE Energy Corp.	36,205	1,191,145
Otter Tail Corp.	7,197	275,285
Pinnacle West Capital Corp.	20,366	1,692,007
PNM Resources, Inc.	14,328	605,071
Portland General Electric Co.	15,698	692,753
PPL Corp.	136,936	3,645,236
Southern Co.	188,360	10,286,340
Xcel Energy, Inc.	93,349	6,444,815
		99,945,704
Gas Utilities - 0.1%
Atmos Energy Corp.	21,711	2,301,149
Chesapeake Utilities Corp.	2,783	235,136
National Fuel Gas Co.	15,585	632,283
New Jersey Resources Corp.	17,202	534,294
Northwest Natural Holding Co.	5,172	276,650
ONE Gas, Inc.	9,252	700,376
South Jersey Industries, Inc.	16,113	375,916
Southwest Gas Holdings, Inc.	9,752	679,129
Spire, Inc.	9,664	595,882
UGI Corp.	37,210	1,240,581
		7,571,396
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	5,485	125,661
Class C	13,475	330,677
Ormat Technologies, Inc.	9,102	541,569
Sunnova Energy International, Inc.	2,435	60,899
The AES Corp.	119,169	1,814,944
Vistra Corp.	79,696	1,487,127
		4,360,877
Multi-Utilities - 0.9%
Ameren Corp.	44,280	3,553,027
Avista Corp.	11,822	438,951
Black Hills Corp.	10,870	628,938
CenterPoint Energy, Inc.	98,590	1,874,196
CMS Energy Corp.	51,245	3,288,904
Consolidated Edison, Inc.	59,631	4,581,450
Dominion Energy, Inc.	149,614	12,123,222
DTE Energy Co.	34,135	3,947,030
MDU Resources Group, Inc.	35,565	746,154
NiSource, Inc.	67,472	1,649,690
NorthWestern Energy Corp.	9,474	533,007
Public Service Enterprise Group, Inc.	90,219	5,046,851
Sempra Energy	52,280	6,506,769
Unitil Corp.	2,677	115,513
WEC Energy Group, Inc.	56,126	5,346,563
		50,380,265
Water Utilities - 0.1%
American States Water Co.	6,470	497,414
American Water Works Co., Inc.	32,184	4,739,738
Cadiz, Inc. (a)(b)	4,637	49,245
California Water Service Group	8,659	405,847
Essential Utilities, Inc.	39,702	1,800,486
Middlesex Water Co.	3,212	205,761
SJW Corp.	4,678	292,188
York Water Co.	2,373	109,894
		8,100,573

TOTAL UTILITIES		170,358,815

TOTAL COMMON STOCKS
(Cost $5,062,436,849)		5,691,127,249
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (e)
(Cost $119,957)	120,000	119,970
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.14% (f)	12,923,840	$12,927,717
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	77,960,606	77,968,402
TOTAL MONEY MARKET FUNDS
(Cost $90,895,019)		90,896,119
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $5,153,451,825)		5,782,143,338
NET OTHER ASSETS (LIABILITIES) - (1.2)%(h)		(71,178,300)
NET ASSETS - 100%		$5,710,965,038

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	21	Sept. 2020	$1,551,690	$66,384	$66,384
CME E-mini S&P 500 Index Contracts (United States)	108	Sept. 2020	17,622,900	908,672	908,672
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	Sept. 2020	1,116,300	38,614	38,614
TOTAL FUTURES CONTRACTS					$1,013,670

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $290,901 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,970.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $1,404,956 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$120,706
Fidelity Securities Lending Cash Central Fund	501,659
Total	$622,365

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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